Quarterly portfolio holdings
John Hancock
Bond Fund
Fixed income
August 31, 2026
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 8-31-26 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 42.6%				$11,157,819,742
(Cost $11,706,259,030)
U.S. Government 11.7%				3,056,115,241
U.S. Treasury
Bond	1.375	08-15-50	437,694,000	204,262,900
Bond	1.625	11-15-50	352,430,000	175,430,293
Bond	2.000	02-15-50	444,011,000	246,981,119
Bond	3.375	11-15-48	138,387,000	103,790,250
Bond	4.000	11-15-42	1,000	873
Bond	4.625	11-15-44	159,844,000	148,642,433
Bond	4.625	02-15-46	157,413,000	145,557,833
Bond	4.750	11-15-43	264,536,000	251,412,533
Bond	4.750	08-15-55	347,941,000	321,859,016
Bond	4.875	08-15-45	373,021,000	356,876,185
Bond	5.000	05-15-46	214,530,000	208,194,661
Bond	5.000	05-15-56	661,593,000	637,610,250
Note	4.375	08-31-31	86,398,000	85,932,261
Note	4.500	08-31-33	98,987,000	98,337,398
Note	4.625	08-15-36	71,924,000	71,227,236
U.S. Government Agency 30.9%				8,101,704,501
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	2.000	06-01-36	39,781,980	36,206,261
15 Yr Pass Thru	4.500	11-01-37	11,485,473	11,311,628
15 Yr Pass Thru	4.500	12-01-37	6,945,996	6,830,007
15 Yr Pass Thru	4.500	01-01-38	7,422,044	7,298,107
15 Yr Pass Thru	4.500	02-01-38	23,083,858	22,676,749
30 Yr Pass Thru	2.000	09-01-50	93,968,302	75,249,563
30 Yr Pass Thru	2.000	03-01-52	50,321,319	40,029,845
30 Yr Pass Thru	2.500	09-01-50	21,378,919	17,812,079
30 Yr Pass Thru	2.500	08-01-51	47,642,482	39,738,518
30 Yr Pass Thru	2.500	11-01-51	36,284,751	30,231,035
30 Yr Pass Thru	2.500	12-01-51	11,321,170	9,375,750
30 Yr Pass Thru	3.000	03-01-43	2,137,084	1,931,649
30 Yr Pass Thru	3.000	12-01-45	7,205,785	6,404,116
30 Yr Pass Thru	3.000	05-01-46	1,466,151	1,298,356
30 Yr Pass Thru	3.000	10-01-46	3,064,106	2,698,131
30 Yr Pass Thru	3.000	10-01-46	2,365,806	2,088,411
30 Yr Pass Thru	3.000	10-01-46	4,435,337	3,895,881
30 Yr Pass Thru	3.000	10-01-46	32,800,640	29,030,778
30 Yr Pass Thru	3.000	12-01-46	25,512,170	22,337,453
30 Yr Pass Thru	3.000	12-01-46	5,972,463	5,260,982
30 Yr Pass Thru	3.000	04-01-47	17,338,129	15,229,348
30 Yr Pass Thru	3.000	09-01-49	9,073,849	7,865,948
30 Yr Pass Thru	3.000	10-01-49	11,434,741	9,926,853
30 Yr Pass Thru	3.000	12-01-49	10,836,542	9,360,128
30 Yr Pass Thru	3.000	01-01-50	9,281,842	8,049,153
30 Yr Pass Thru	3.000	02-01-50	5,650,099	4,899,729
30 Yr Pass Thru	3.000	11-01-50	11,666,489	10,077,000
30 Yr Pass Thru	3.000	06-01-51	58,156,123	50,305,396
30 Yr Pass Thru	3.000	02-01-52	41,918,364	36,194,139
30 Yr Pass Thru	3.000	06-01-52	49,974,321	43,181,237
30 Yr Pass Thru	3.000	08-01-52	57,977,399	50,350,095
30 Yr Pass Thru	3.500	08-01-46	23,987,399	21,938,489
30 Yr Pass Thru	3.500	10-01-46	9,704,314	8,779,225
30 Yr Pass Thru	3.500	04-01-47	5,332,198	4,855,734
30 Yr Pass Thru	3.500	08-01-47	28,359,892	25,560,546
2	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	09-01-47	14,780,240	$13,417,968
30 Yr Pass Thru	3.500	12-01-49	20,022,514	17,946,021
30 Yr Pass Thru	3.500	03-01-52	19,324,106	17,320,044
30 Yr Pass Thru	3.500	03-01-52	32,189,872	28,760,994
30 Yr Pass Thru	3.500	03-01-52	28,131,256	25,205,032
30 Yr Pass Thru	3.500	04-01-52	66,476,354	59,561,457
30 Yr Pass Thru	3.500	07-01-52	18,841,035	16,834,081
30 Yr Pass Thru	3.500	07-01-52	37,004,821	33,063,053
30 Yr Pass Thru	3.500	07-01-52	28,106,010	25,103,363
30 Yr Pass Thru	3.500	09-01-52	69,873,922	62,540,102
30 Yr Pass Thru	3.500	11-01-52	67,057,254	60,333,396
30 Yr Pass Thru	4.000	03-01-47	11,530,745	10,759,803
30 Yr Pass Thru	4.000	07-01-48	11,388,483	10,634,170
30 Yr Pass Thru	4.000	08-01-48	5,669,569	5,271,015
30 Yr Pass Thru	4.000	08-01-49	61,595,924	56,938,194
30 Yr Pass Thru	4.000	06-01-52	54,195,748	49,979,048
30 Yr Pass Thru	4.000	08-01-52	26,234,048	24,192,908
30 Yr Pass Thru	4.000	08-01-52	30,259,785	27,820,317
30 Yr Pass Thru	4.000	08-01-52	57,011,769	52,451,255
30 Yr Pass Thru	4.000	02-01-53	10,344,991	9,572,427
30 Yr Pass Thru	4.000	04-01-53	19,192,381	17,693,120
30 Yr Pass Thru	4.000	04-01-53	19,944,339	18,342,709
30 Yr Pass Thru	4.000	06-01-53	48,319,285	44,408,805
30 Yr Pass Thru	4.000	01-01-54	32,012,334	29,421,576
30 Yr Pass Thru	4.500	06-01-52	19,011,873	18,127,202
30 Yr Pass Thru	4.500	07-01-52	16,861,699	16,061,273
30 Yr Pass Thru	4.500	08-01-52	48,350,042	46,100,189
30 Yr Pass Thru	4.500	08-01-52	40,203,925	38,333,132
30 Yr Pass Thru	4.500	09-01-52	25,403,988	24,198,058
30 Yr Pass Thru	4.500	09-01-52	28,534,187	27,206,417
30 Yr Pass Thru	4.500	10-01-52	29,749,895	28,365,555
30 Yr Pass Thru	4.500	10-01-52	28,071,831	26,765,575
30 Yr Pass Thru	4.500	12-01-52	17,685,052	16,828,961
30 Yr Pass Thru	4.500	03-01-53	40,819,030	38,728,275
30 Yr Pass Thru	4.500	04-01-53	17,594,689	16,770,464
30 Yr Pass Thru	4.500	08-01-53	54,676,600	52,046,924
30 Yr Pass Thru	4.500	08-01-53	12,324,242	11,719,952
30 Yr Pass Thru	4.500	02-01-54	30,679,572	29,165,686
30 Yr Pass Thru	5.000	08-01-52	29,229,438	28,688,802
30 Yr Pass Thru	5.000	08-01-52	31,463,954	30,793,494
30 Yr Pass Thru	5.000	10-01-52	39,440,061	38,624,291
30 Yr Pass Thru	5.000	10-01-52	31,091,579	30,331,894
30 Yr Pass Thru	5.000	10-01-52	21,645,457	21,157,162
30 Yr Pass Thru	5.000	12-01-52	23,934,960	23,484,772
30 Yr Pass Thru	5.000	01-01-53	48,499,352	47,314,329
30 Yr Pass Thru	5.000	03-01-53	34,924,352	34,103,759
30 Yr Pass Thru	5.000	04-01-53	31,714,247	30,978,990
30 Yr Pass Thru	5.000	06-01-53	47,480,199	46,423,941
30 Yr Pass Thru	5.000	06-01-53	34,422,115	33,538,024
30 Yr Pass Thru	5.000	06-01-53	20,528,161	20,052,240
30 Yr Pass Thru	5.000	07-01-53	9,028,813	8,803,266
30 Yr Pass Thru	5.000	07-01-53	36,745,844	35,893,935
30 Yr Pass Thru	5.000	08-01-53	61,335,015	59,932,204
30 Yr Pass Thru	5.000	08-01-53	45,883,502	44,834,086
30 Yr Pass Thru	5.000	08-01-53	40,057,995	39,166,853
30 Yr Pass Thru	5.000	05-01-54	65,909,157	64,607,695
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	3

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.000	12-01-54	34,964,353	$34,088,188
30 Yr Pass Thru	5.000	01-01-56	25,501,404	24,997,846
30 Yr Pass Thru	5.000	02-01-56	44,818,674	43,527,502
30 Yr Pass Thru	5.500	11-01-39	1,386,083	1,403,989
30 Yr Pass Thru	5.500	06-01-53	30,406,453	30,468,166
30 Yr Pass Thru	5.500	07-01-53	34,399,826	34,469,644
30 Yr Pass Thru	5.500	09-01-53	22,855,827	22,902,215
30 Yr Pass Thru	5.500	09-01-53	34,455,679	34,525,610
30 Yr Pass Thru	5.500	12-01-53	10,125,336	10,109,435
30 Yr Pass Thru	5.500	04-01-54	25,627,429	25,666,724
30 Yr Pass Thru	5.500	01-01-55	53,549,012	53,423,418
30 Yr Pass Thru	5.500	01-01-55	19,448,876	19,420,278
30 Yr Pass Thru	5.500	02-01-55	18,403,083	18,451,936
30 Yr Pass Thru	5.500	02-01-55	42,660,918	42,680,845
30 Yr Pass Thru	5.500	05-01-55	63,481,359	63,610,201
30 Yr Pass Thru	5.500	02-01-56	25,648,327	25,596,186
30 Yr Pass Thru	5.500	02-01-56	15,452,897	15,448,238
30 Yr Pass Thru	5.500	05-01-56	27,410,480	27,526,073
Federal National Mortgage Association
15 Yr Pass Thru	2.000	04-01-37	40,876,346	37,202,262
15 Yr Pass Thru	2.000	03-01-38	60,486,425	54,879,611
15 Yr Pass Thru	2.500	01-01-36	37,279,406	34,624,262
15 Yr Pass Thru	4.500	11-01-37	21,828,653	21,498,252
15 Yr Pass Thru	4.500	11-01-37	13,658,190	13,451,459
15 Yr Pass Thru	4.500	02-01-38	20,756,065	20,390,009
30 Yr Pass Thru	2.000	09-01-50	15,032,009	12,037,592
30 Yr Pass Thru	2.000	02-01-51	49,855,730	39,394,617
30 Yr Pass Thru	2.000	07-01-51	74,712,548	59,105,829
30 Yr Pass Thru	2.000	07-01-51	92,007,928	72,788,374
30 Yr Pass Thru	2.500	08-01-50	19,685,296	16,413,322
30 Yr Pass Thru	2.500	08-01-50	21,997,619	18,389,425
30 Yr Pass Thru	2.500	09-01-50	90,642,531	75,774,744
30 Yr Pass Thru	2.500	09-01-50	8,860,672	7,421,131
30 Yr Pass Thru	2.500	09-01-50	48,995,303	40,851,592
30 Yr Pass Thru	2.500	07-01-51	71,965,769	59,801,640
30 Yr Pass Thru	2.500	08-01-51	4,190,343	3,488,611
30 Yr Pass Thru	2.500	08-01-51	31,016,456	25,822,313
30 Yr Pass Thru	2.500	10-01-51	17,272,596	14,369,261
30 Yr Pass Thru	2.500	11-01-51	34,834,661	29,088,192
30 Yr Pass Thru	2.500	11-01-51	34,363,296	28,512,031
30 Yr Pass Thru	2.500	01-01-52	39,381,089	32,712,331
30 Yr Pass Thru	2.500	02-01-52	101,046,248	84,061,475
30 Yr Pass Thru	2.500	03-01-52	841,445	698,955
30 Yr Pass Thru	3.000	07-01-42	1,407,423	1,272,174
30 Yr Pass Thru	3.000	10-01-42	2,300,902	2,071,624
30 Yr Pass Thru	3.000	10-01-42	1,345,735	1,207,136
30 Yr Pass Thru	3.000	04-01-43	1,058,865	949,765
30 Yr Pass Thru	3.000	12-01-45	12,206,964	10,772,965
30 Yr Pass Thru	3.000	08-01-46	16,207,811	14,217,387
30 Yr Pass Thru	3.000	08-01-46	12,997,024	11,430,388
30 Yr Pass Thru	3.000	09-01-46	1,517,284	1,337,590
30 Yr Pass Thru	3.000	10-01-46	1,289,328	1,136,631
30 Yr Pass Thru	3.000	10-01-46	10,233,757	8,935,410
30 Yr Pass Thru	3.000	01-01-47	11,940,347	10,500,115
30 Yr Pass Thru	3.000	02-01-47	6,436,679	5,662,304
30 Yr Pass Thru	3.000	10-01-47	14,440,413	12,667,037
30 Yr Pass Thru	3.000	11-01-47	15,110,272	13,254,633
4	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	11-01-48	27,139,033	$23,695,931
30 Yr Pass Thru	3.000	11-01-48	9,141,018	8,053,227
30 Yr Pass Thru	3.000	09-01-49	13,006,272	11,274,890
30 Yr Pass Thru	3.000	09-01-49	25,575,750	21,835,450
30 Yr Pass Thru	3.000	10-01-49	5,370,266	4,638,600
30 Yr Pass Thru	3.000	10-01-49	21,648,840	18,841,386
30 Yr Pass Thru	3.000	11-01-49	17,672,763	15,088,227
30 Yr Pass Thru	3.000	11-01-49	15,390,366	13,360,853
30 Yr Pass Thru	3.000	11-01-49	12,525,114	10,857,783
30 Yr Pass Thru	3.000	11-01-49	13,320,144	11,505,354
30 Yr Pass Thru	3.000	12-01-49	14,838,250	12,862,997
30 Yr Pass Thru	3.000	01-01-50	13,188,376	11,420,388
30 Yr Pass Thru	3.000	02-01-50	32,674,366	27,895,936
30 Yr Pass Thru	3.000	12-01-51	33,673,313	28,931,892
30 Yr Pass Thru	3.000	12-01-51	77,936,391	67,244,960
30 Yr Pass Thru	3.000	01-01-52	30,053,167	25,967,995
30 Yr Pass Thru	3.000	01-01-52	18,898,645	16,335,630
30 Yr Pass Thru	3.000	01-01-52	26,506,063	23,019,018
30 Yr Pass Thru	3.000	02-01-52	13,600,017	11,742,846
30 Yr Pass Thru	3.000	02-01-52	28,746,825	24,767,359
30 Yr Pass Thru	3.000	02-01-52	41,401,945	35,424,787
30 Yr Pass Thru	3.000	02-01-52	10,452,548	9,012,119
30 Yr Pass Thru	3.000	03-01-52	107,376,175	92,646,150
30 Yr Pass Thru	3.000	04-01-52	142,179,231	121,519,665
30 Yr Pass Thru	3.000	05-01-52	10,514,290	9,094,924
30 Yr Pass Thru	3.000	05-01-52	54,691,449	47,188,794
30 Yr Pass Thru	3.000	09-01-52	47,414,320	41,072,939
30 Yr Pass Thru	3.500	04-01-45	4,100,029	3,757,804
30 Yr Pass Thru	3.500	02-01-47	15,133,475	13,748,453
30 Yr Pass Thru	3.500	03-01-47	17,296,838	15,730,040
30 Yr Pass Thru	3.500	07-01-47	19,134,375	17,401,127
30 Yr Pass Thru	3.500	11-01-47	16,307,445	14,784,405
30 Yr Pass Thru	3.500	01-01-48	11,524,482	10,422,939
30 Yr Pass Thru	3.500	06-01-49	12,575,756	11,342,290
30 Yr Pass Thru	3.500	06-01-49	38,789,599	35,094,098
30 Yr Pass Thru	3.500	12-01-49	16,701,329	15,005,803
30 Yr Pass Thru	3.500	02-01-50	18,881,490	16,952,833
30 Yr Pass Thru	3.500	03-01-50	21,373,559	19,010,009
30 Yr Pass Thru	3.500	06-01-50	19,246,607	17,304,713
30 Yr Pass Thru	3.500	09-01-50	36,566,033	32,876,689
30 Yr Pass Thru	3.500	03-01-51	32,625,585	29,242,054
30 Yr Pass Thru	3.500	02-01-52	17,682,532	15,892,920
30 Yr Pass Thru	3.500	03-01-52	17,665,070	15,827,542
30 Yr Pass Thru	3.500	04-01-52	24,189,451	21,658,136
30 Yr Pass Thru	3.500	04-01-52	16,920,646	15,160,554
30 Yr Pass Thru	3.500	04-01-52	26,987,415	24,104,271
30 Yr Pass Thru	3.500	04-01-52	35,656,084	31,958,266
30 Yr Pass Thru	3.500	04-01-52	65,733,379	58,731,434
30 Yr Pass Thru	3.500	05-01-52	17,901,065	16,005,425
30 Yr Pass Thru	3.500	05-01-52	41,667,121	37,124,555
30 Yr Pass Thru	3.500	08-01-52	54,861,766	49,017,869
30 Yr Pass Thru	3.500	09-01-52	24,287,277	21,662,237
30 Yr Pass Thru	3.500	09-01-52	29,261,253	26,035,516
30 Yr Pass Thru	3.500	12-01-52	47,546,970	42,645,691
30 Yr Pass Thru	3.500	08-01-53	30,724,054	27,604,935
30 Yr Pass Thru	4.000	03-01-47	5,349,395	4,985,007
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	5

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	01-01-49	3,504,315	$3,241,518
30 Yr Pass Thru	4.000	07-01-49	7,760,495	7,200,343
30 Yr Pass Thru	4.000	07-01-49	10,482,453	9,748,760
30 Yr Pass Thru	4.000	02-01-50	18,526,092	17,154,142
30 Yr Pass Thru	4.000	03-01-51	67,991,833	63,126,678
30 Yr Pass Thru	4.000	08-01-51	38,374,817	35,688,868
30 Yr Pass Thru	4.000	10-01-51	127,259,466	117,795,498
30 Yr Pass Thru	4.000	04-01-52	6,959,721	6,420,395
30 Yr Pass Thru	4.000	05-01-52	37,828,283	34,778,661
30 Yr Pass Thru	4.000	05-01-52	71,444,887	65,796,811
30 Yr Pass Thru	4.000	05-01-52	42,499,008	39,152,530
30 Yr Pass Thru	4.000	06-01-52	37,422,344	34,674,421
30 Yr Pass Thru	4.000	06-01-52	26,043,065	23,943,538
30 Yr Pass Thru	4.000	06-01-52	17,880,314	16,511,486
30 Yr Pass Thru	4.000	07-01-52	29,003,838	26,783,449
30 Yr Pass Thru	4.000	07-01-52	30,097,081	27,689,540
30 Yr Pass Thru	4.000	07-01-52	23,151,662	21,299,702
30 Yr Pass Thru	4.000	07-01-52	16,027,423	14,755,366
30 Yr Pass Thru	4.000	09-01-52	52,543,501	48,340,415
30 Yr Pass Thru	4.000	09-01-52	21,381,743	19,604,546
30 Yr Pass Thru	4.000	10-01-52	20,473,770	18,868,013
30 Yr Pass Thru	4.000	09-01-53	76,075,831	70,156,751
30 Yr Pass Thru	4.000	11-01-53	35,777,301	32,904,205
30 Yr Pass Thru	4.500	05-01-52	26,281,518	25,074,997
30 Yr Pass Thru	4.500	06-01-52	30,093,818	28,693,474
30 Yr Pass Thru	4.500	07-01-52	56,823,233	54,125,829
30 Yr Pass Thru	4.500	07-01-52	38,414,447	36,626,923
30 Yr Pass Thru	4.500	07-01-52	47,185,639	44,945,732
30 Yr Pass Thru	4.500	08-01-52	44,941,301	42,639,403
30 Yr Pass Thru	4.500	08-01-52	30,883,233	29,388,250
30 Yr Pass Thru	4.500	08-01-52	58,033,697	55,278,832
30 Yr Pass Thru	4.500	09-01-52	46,300,390	44,145,912
30 Yr Pass Thru	4.500	09-01-52	121,221,811	115,012,817
30 Yr Pass Thru	4.500	09-01-52	34,488,863	32,884,006
30 Yr Pass Thru	4.500	09-01-52	17,641,388	16,820,488
30 Yr Pass Thru	4.500	10-01-52	11,215,472	10,693,587
30 Yr Pass Thru	4.500	10-01-52	31,780,694	30,242,267
30 Yr Pass Thru	4.500	10-01-52	21,476,491	20,477,135
30 Yr Pass Thru	4.500	11-01-52	25,061,331	23,879,498
30 Yr Pass Thru	4.500	11-01-52	6,197,838	5,907,499
30 Yr Pass Thru	4.500	12-01-52	32,684,414	31,102,240
30 Yr Pass Thru	4.500	12-01-52	51,021,064	48,391,816
30 Yr Pass Thru	4.500	02-01-53	25,331,410	24,095,678
30 Yr Pass Thru	4.500	03-01-53	26,593,024	25,255,857
30 Yr Pass Thru	4.500	08-01-53	25,288,857	23,977,754
30 Yr Pass Thru	5.000	07-01-52	48,233,423	47,054,897
30 Yr Pass Thru	5.000	07-01-52	22,849,932	22,244,187
30 Yr Pass Thru	5.000	09-01-52	29,389,479	28,671,382
30 Yr Pass Thru	5.000	10-01-52	33,238,527	32,509,480
30 Yr Pass Thru	5.000	10-01-52	33,812,872	32,986,695
30 Yr Pass Thru	5.000	10-01-52	92,501,900	90,183,913
30 Yr Pass Thru	5.000	11-01-52	29,786,593	29,170,493
30 Yr Pass Thru	5.000	12-01-52	28,901,324	28,267,408
30 Yr Pass Thru	5.000	01-01-53	6,264,150	6,146,329
30 Yr Pass Thru	5.000	01-01-53	25,458,885	24,898,087
30 Yr Pass Thru	5.000	04-01-53	6,853,255	6,694,371
6	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.000	04-01-53	26,968,799	$26,343,559
30 Yr Pass Thru	5.000	04-01-53	7,248,791	7,087,532
30 Yr Pass Thru	5.000	05-01-53	58,261,776	56,965,667
30 Yr Pass Thru	5.000	05-01-53	26,312,518	25,633,423
30 Yr Pass Thru	5.000	07-01-53	68,212,433	66,652,326
30 Yr Pass Thru	5.000	11-01-53	47,420,222	46,113,378
30 Yr Pass Thru	5.000	11-01-54	58,170,021	56,566,925
30 Yr Pass Thru	5.000	12-01-54	27,940,550	27,188,004
30 Yr Pass Thru	5.000	04-01-56	40,769,897	39,595,365
30 Yr Pass Thru	5.500	12-01-52	26,680,039	26,759,201
30 Yr Pass Thru	5.500	12-01-52	23,478,519	23,489,323
30 Yr Pass Thru	5.500	12-01-52	1,483,702	1,488,105
30 Yr Pass Thru	5.500	12-01-52	18,327,720	18,365,491
30 Yr Pass Thru	5.500	04-01-53	20,161,810	20,127,124
30 Yr Pass Thru	5.500	05-01-53	11,844,910	11,854,145
30 Yr Pass Thru	5.500	08-01-53	16,738,423	16,746,242
30 Yr Pass Thru	5.500	02-01-54	22,748,216	22,768,794
30 Yr Pass Thru	5.500	05-01-54	28,523,530	28,360,809
30 Yr Pass Thru	5.500	05-01-54	18,272,099	18,252,083
30 Yr Pass Thru	5.500	05-01-54	29,720,296	29,576,289
30 Yr Pass Thru	5.500	11-01-54	30,123,072	30,150,322
30 Yr Pass Thru	5.500	11-01-54	20,630,172	20,639,808
30 Yr Pass Thru	5.500	12-01-54	45,751,992	45,730,470
30 Yr Pass Thru	5.500	03-01-55	51,556,020	51,506,655
30 Yr Pass Thru	5.500	06-01-55	53,556,375	53,380,555
30 Yr Pass Thru	5.500	06-01-55	33,546,563	33,635,616
30 Yr Pass Thru	5.500	08-01-55	25,606,195	25,570,144
30 Yr Pass Thru	5.500	08-01-55	59,927,241	59,861,597
30 Yr Pass Thru	5.500	08-01-55	54,224,003	54,317,111
30 Yr Pass Thru	5.500	09-01-55	24,933,949	24,960,401
30 Yr Pass Thru (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 2.122%) (A)	6.247	07-01-33	161	166
30 Yr Pass Thru	7.000	09-01-31	49	52
30 Yr Pass Thru	7.000	09-01-31	18	19
30 Yr Pass Thru	7.000	09-01-31	429	449
30 Yr Pass Thru	7.000	01-01-32	24	25
30 Yr Pass Thru	7.500	09-01-29	9	10
30 Yr Pass Thru	7.500	12-01-29	9	9
30 Yr Pass Thru	7.500	01-01-31	5	5
30 Yr Pass Thru	7.500	05-01-31	47	48
Government National Mortgage Association
30 Yr Pass Thru	6.000	03-15-33	765	783
30 Yr Pass Thru	6.000	06-15-33	182	185
30 Yr Pass Thru	6.500	09-15-28	15	15
30 Yr Pass Thru	6.500	09-15-29	19	19
30 Yr Pass Thru	6.500	08-15-31	38	39

30 Yr Pass Thru	7.000	04-15-29	105	106
Foreign government obligations 0.2%				$42,198,410
(Cost $45,102,774)
Saudi Arabia 0.2%				42,198,410
Kingdom of Saudi Arabia Bond (B)	5.875	01-12-56	45,562,000	42,198,410
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	7

	Rate (%)	Maturity date	Par value^	Value

Corporate bonds 42.9%				$11,235,988,446
(Cost $11,411,300,524)
Communication services 3.0%				785,783,896
Diversified telecommunication services 1.6%
APLD ComputeCo 3 LLC (B)	7.000	06-15-31	6,829,000	6,574,972
AT&T, Inc.	4.500	05-15-35	15,568,000	14,303,492
AT&T, Inc.	4.550	11-01-32	23,095,000	22,172,321
AT&T, Inc.	4.750	04-30-33	26,279,000	25,281,594
Edged Compute LLC (B)	7.500	04-30-31	38,039,000	36,084,842
IHS Holding, Ltd. (B)	7.875	05-29-30	10,542,000	10,754,294
IHS Holding, Ltd. (B)(C)	8.250	11-29-31	17,521,000	18,238,332
Iliad Holding SAS (B)	7.000	04-15-32	19,697,000	19,857,156
Iliad Holding SAS (B)	8.500	04-15-31	4,934,000	5,176,501
Level 3 Financing, Inc. (B)	6.875	06-30-33	31,492,000	32,013,854
NTT Finance Corp. (B)	5.171	07-16-32	31,720,000	31,209,115
QTS Fayetteville I DC1-2 LLC (B)	5.700	04-15-36	50,175,000	45,402,070
Sitios Latinoamerica SAB de CV (B)	6.000	11-25-29	30,549,000	30,878,929
Space Exploration Technologies Corp. (B)	5.650	07-15-33	40,775,000	39,337,168
Space Exploration Technologies Corp. (B)	6.650	07-15-56	12,895,000	11,476,504
STC Sukuk Company II, Ltd. (B)	4.489	01-15-31	24,020,000	23,457,932
SV RNO Property Owner 1 LLC (B)	5.875	03-01-31	13,821,000	12,687,730
Verizon Communications, Inc.	2.355	03-15-32	29,559,000	25,563,403
Entertainment 0.3%
Discovery Global Holdings, Inc.	5.050	03-15-42	28,537,000	20,748,682
Oak-Eagle Acquireco, Inc. (B)	7.250	07-01-33	8,552,000	8,893,387
Roblox Corp. (B)	3.875	05-01-30	35,455,000	33,379,539
WMG Acquisition Corp. (B)	3.875	07-15-30	26,082,000	24,532,043
Interactive media and services 0.3%
Arches Buyer, Inc. (B)	9.000	08-15-31	25,681,000	26,802,335
Meta Platforms, Inc.	4.200	11-15-30	29,871,000	28,951,955
Meta Platforms, Inc.	4.600	11-15-32	19,912,000	19,120,126
Meta Platforms, Inc.	5.625	11-15-55	11,519,000	9,600,696
Media 0.3%
Charter Communications Operating LLC	6.384	10-23-35	20,176,000	19,668,826
News Corp. (B)	3.875	05-15-29	16,886,000	16,316,625
News Corp. (B)	5.125	02-15-32	10,755,000	10,453,418
Paramount Global (C)	4.200	05-19-32	7,750,000	6,751,334
Paramount Global	4.375	03-15-43	15,893,000	10,070,590
Paramount Global	4.950	05-19-50	32,321,000	20,206,093
Wireless telecommunication services 0.5%
Millicom International Cellular SA (B)	6.250	03-25-29	14,067,000	14,099,210
Millicom International Cellular SA (B)	7.375	04-02-32	6,374,000	6,566,227
T-Mobile USA, Inc.	3.875	04-15-30	56,858,000	54,645,684
T-Mobile USA, Inc.	6.700	12-15-33	22,087,000	23,649,017
Vodafone Group PLC (7.000% to 4-4-29, then 5 Year U.S. Swap Rate + 4.873% to 4-4-49, then 5 Year U.S. Swap Rate + 5.623%)	7.000	04-04-79	20,338,000	20,857,900
Consumer discretionary 3.7%				962,532,259
Automobile components 0.1%
American Axle & Manufacturing, Inc. (B)	7.750	10-15-33	21,131,000	21,230,485
Automobiles 1.1%
Ford Motor Credit Company LLC	4.000	11-13-30	54,566,000	51,050,292
Ford Motor Credit Company LLC	5.730	09-05-30	31,611,000	31,595,737
Ford Motor Credit Company LLC	6.125	03-08-34	56,726,000	56,414,639
General Motors Financial Company, Inc.	3.600	06-21-30	61,356,000	58,036,100
General Motors Financial Company, Inc.	5.900	01-07-35	9,955,000	10,025,330
8	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Automobiles (continued)
General Motors Financial Company, Inc.	5.950	04-04-34	68,178,000	$69,248,586
Stellantis Finance US, Inc. (B)	5.750	03-18-30	6,478,000	6,393,184
Stellantis Financial Services US Corp. (B)	5.400	09-15-30	7,272,000	7,041,259
Broadline retail 0.4%
Amazon.com, Inc.	4.550	03-13-33	25,657,000	24,711,623
Macy’s Retail Holdings LLC (B)(C)	5.875	03-15-30	9,534,000	9,513,792
Macy’s Retail Holdings LLC (B)(C)	6.125	03-15-32	10,208,000	10,217,705
Macy’s Retail Holdings LLC (B)	7.375	08-01-33	17,749,000	18,487,944
MercadoLibre, Inc.	4.900	01-15-33	22,784,000	21,888,589
Rakuten Group, Inc. (B)	9.750	04-15-29	11,949,000	13,024,534
Hotels, restaurants and leisure 1.1%
A&K Travel Group Holdings, Ltd. (B)	7.500	05-15-33	17,832,000	18,139,691
Brightstar Lottery PLC (B)	5.750	01-15-33	17,814,000	17,325,195
Carnival Corp., Ltd. (B)	5.125	05-01-29	20,334,000	20,230,425
Carnival Corp., Ltd. (B)	5.750	08-01-32	51,379,000	50,845,974
Carnival Corp., Ltd. (B)	5.875	06-15-31	19,243,000	19,308,811
Hilton Domestic Operating Company, Inc. (B)	5.500	03-31-34	13,933,000	13,715,995
Hilton Grand Vacations Borrower LLC (B)	6.625	01-15-32	18,613,000	18,769,386
Marriott International, Inc.	4.500	05-01-33	9,332,000	8,880,289
Marriott Ownership Resorts, Inc. (B)(C)	6.500	10-01-33	18,055,000	17,960,134
Midwest Gaming Borrower LLC (B)	4.875	05-01-29	14,693,000	14,353,373
Rivers Enterprise Borrower LLC (B)	6.250	10-15-30	12,946,000	13,112,214
Rivers Enterprise Borrower LLC (B)	6.625	02-01-33	13,462,000	13,646,147
Royal Caribbean Cruises, Ltd.	5.375	01-15-36	12,279,000	11,876,299
Royal Caribbean Cruises, Ltd.	5.550	01-20-34	20,710,000	20,587,694
Travel + Leisure Company (B)	4.625	03-01-30	9,094,000	8,782,673
Travel + Leisure Company (B)	6.125	09-01-33	20,959,000	20,674,249
Viking Cruises, Ltd. (B)	5.875	10-15-33	19,082,000	18,886,013
Household durables 0.2%
American Greetings Corp. (B)	8.875	01-15-32	13,757,000	13,637,585
Brookfield Residential Properties, Inc. (B)(C)	5.000	06-15-29	9,973,000	9,554,503
Century Communities, Inc. (B)	3.875	08-15-29	11,357,000	10,827,931
KB Home	4.000	06-15-31	13,563,000	12,622,912
Specialty retail 0.7%
Asbury Automotive Group, Inc. (B)	4.625	11-15-29	6,148,000	5,982,774
Asbury Automotive Group, Inc.	4.750	03-01-30	13,786,000	13,435,538
Global Auto Holdings, Ltd. (B)	8.750	01-15-32	33,449,000	32,795,209
Global Auto Holdings, Ltd. (B)	11.500	08-15-29	15,125,000	16,009,056
Lithia Motors, Inc. (B)	3.875	06-01-29	7,350,000	7,058,054
Lithia Motors, Inc. (B)	4.375	01-15-31	16,340,000	15,565,847
Lithia Motors, Inc. (B)	5.500	10-01-30	14,804,000	14,697,411
The Home Depot, Inc.	4.950	06-25-34	14,744,000	14,500,824
The Michaels Companies, Inc. (B)	8.500	03-15-33	23,151,000	22,918,055
Valvoline, Inc. (B)	3.625	06-15-31	14,973,000	13,730,069
Wayfair LLC (B)	6.750	11-15-32	13,360,000	13,746,064
Wayfair LLC (B)	7.125	05-31-34	9,593,000	9,950,105
Textiles, apparel and luxury goods 0.1%
S&S Holdings LLC (B)	8.375	10-01-31	20,479,000	19,525,961
Consumer staples 1.3%				329,759,447
Consumer staples distribution and retail 0.3%
Albertsons Companies, Inc. (B)	5.750	03-31-34	45,579,000	42,848,710
KeHE Distributors LLC (B)	7.000	08-15-34	23,908,000	24,124,177
KeHE Distributors LLC (B)	7.125	04-30-33	7,673,000	7,839,941
Performance Food Group, Inc. (B)	5.625	03-01-34	13,810,000	13,415,237
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	9

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Food products 0.8%
Chobani LLC (B)	6.375	04-15-34	7,552,000	$7,628,215
Froneri Lux FinCo Sarl (B)	6.000	08-01-32	22,293,000	22,001,376
JBS NV	3.625	01-15-32	25,224,000	23,171,854
JBS NV	5.750	04-01-33	21,968,000	22,281,022
JBS NV	5.950	04-20-35	6,377,000	6,449,628
MARB BondCo PLC (B)	3.950	01-29-31	27,576,000	24,197,631
Mars, Inc. (B)	5.000	03-01-32	10,631,000	10,558,806
NBM US Holdings, Inc. (B)(C)	6.625	08-06-29	20,530,000	20,355,495
Pilgrim’s Pride Corp.	6.250	07-01-33	14,618,000	15,104,575
The J.M. Smucker Company	6.200	11-15-33	13,427,000	14,089,959
TreeHouse Foods, Inc. (B)	7.750	02-11-33	12,638,000	12,782,920
Viking Baked Goods Acquisition Corp. (B)	8.625	11-01-31	31,335,000	31,367,902
Household products 0.1%
The Clorox Company	4.950	05-15-33	19,412,000	18,906,148
Personal care products 0.1%
Kenvue, Inc.	4.900	03-22-33	12,817,000	12,635,851
Energy 5.1%				1,332,586,258
Oil, gas and consumable fuels 5.1%
Aker BP ASA (B)	3.750	01-15-30	7,320,000	7,010,596
Aker BP ASA (B)	4.000	01-15-31	13,636,000	12,992,999
Antero Midstream Partners LP (B)	5.750	10-15-33	18,101,000	17,869,861
Antero Midstream Partners LP (B)	5.750	07-01-34	41,527,000	40,748,575
Ascent Resources Utica Holdings LLC (B)	5.875	06-30-29	21,446,000	21,449,388
Ascent Resources Utica Holdings LLC (B)	6.625	10-15-32	6,784,000	6,847,057
Ascent Resources Utica Holdings LLC (B)	6.625	07-15-33	8,263,000	8,345,433
Azule Energy Finance PLC (B)	8.625	01-22-33	14,836,000	15,209,966
BP Capital Markets America, Inc.	4.812	02-13-33	13,244,000	12,975,334
Cheniere Energy Partners LP	5.950	06-30-33	36,293,000	37,346,283
Columbia Pipelines Holding Company LLC (B)	4.999	11-17-32	18,154,000	17,670,651
Columbia Pipelines Holding Company LLC (B)	5.681	01-15-34	34,965,000	35,137,441
Columbia Pipelines Operating Company LLC (B)	6.036	11-15-33	20,696,000	21,366,048
Comstock Resources, Inc. (B)	5.875	01-15-30	22,921,000	22,003,358
Continental Resources, Inc. (B)	2.875	04-01-32	17,405,000	15,209,608
Continental Resources, Inc. (B)	5.750	01-15-31	23,976,000	24,280,292
Crescent Energy Finance LLC (B)	7.375	01-15-33	16,970,000	17,333,735
DT Midstream, Inc. (B)	4.375	06-15-31	45,842,000	43,814,652
DT Midstream, Inc. (B)	5.800	12-15-34	10,255,000	10,266,110
Enbridge, Inc. (5.500% to 7-15-27, then 3 month CME Term SOFR + 3.680% to 7-15-47, then 3 month CME Term SOFR + 4.430%)	5.500	07-15-77	20,216,000	20,153,233
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80	29,961,000	29,855,906
Enbridge, Inc. (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%)	6.250	03-01-78	19,789,000	19,809,145
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	13,523,000	15,251,780
Energean Israel Finance, Ltd. (B)	5.375	03-30-28	6,784,000	6,741,243
Energean Israel Finance, Ltd. (B)	5.875	03-30-31	11,698,000	11,216,143
Energy Transfer LP	5.600	09-01-34	14,677,000	14,673,962
Energy Transfer LP (6.500% to 2-15-31, then 5 Year CMT + 2.676%) (C)	6.500	02-15-56	14,243,000	14,296,069
Energy Transfer LP (6.700% to 1-15-37, then 5 Year CMT + 2.219%)	6.700	01-15-57	13,309,000	13,194,416
Energy Transfer LP (6.750% to 2-15-36, then 5 Year CMT + 2.475%)	6.750	02-15-56	24,715,000	24,639,239
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (D)	7.125	05-15-30	37,134,000	38,105,723
Eni SpA (B)	5.250	05-18-36	26,799,000	25,874,526
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%)	5.250	08-16-77	41,795,000	41,583,701
Enterprise Products Operating LLC	5.350	01-31-33	12,817,000	12,946,215
EOG Resources, Inc.	5.000	07-15-32	12,817,000	12,745,135
Expand Energy Corp.	4.750	02-01-32	16,711,000	16,174,465
10	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Genesis Energy LP	6.750	03-15-34	2,481,000	$2,497,863
Genesis Energy LP	7.875	05-15-32	11,437,000	11,871,251
Genesis Energy LP	8.000	05-15-33	12,999,000	13,636,834
Global Partners LP (B)	7.125	07-01-33	3,749,000	3,855,378
Global Partners LP (B)	8.250	01-15-32	10,160,000	10,624,932
Harbour Energy Finance 2 PLC (B)	5.929	08-19-33	10,381,000	10,336,984
Hess Midstream Operations LP (B)	6.500	06-01-29	4,730,000	4,820,859
Howard Midstream Energy Partners LLC (B)	6.625	01-15-34	10,523,000	10,613,614
Howard Midstream Energy Partners LLC (B)	7.375	07-15-32	2,921,000	3,016,046
Leviathan Bond, Ltd. (B)	6.750	06-30-30	5,068,000	5,192,189
Long Ridge Energy LLC (B)	8.750	02-15-32	9,105,000	9,404,881
MPLX LP	4.950	09-01-32	13,328,000	13,066,235
MPLX LP	5.000	03-01-33	14,422,000	14,104,574
Occidental Petroleum Corp.	6.450	09-15-36	27,598,000	29,111,088
Ovintiv, Inc.	6.250	07-15-33	16,571,000	17,318,163
Par Petroleum LLC (B)	7.375	06-01-34	5,569,000	5,778,873
PBF Holding Company LLC (B)	7.250	06-01-34	17,012,000	17,493,116
Permian Resources Operating LLC (B)	6.250	02-01-33	9,803,000	9,953,911
Plains All American Pipeline LP	4.700	01-15-31	9,475,000	9,299,998
Repsol E&P Capital Markets US LLC (B)	5.204	09-16-30	33,995,000	33,975,991
Sabine Pass Liquefaction LLC	4.500	05-15-30	35,577,000	34,976,774
Saturn Oil & Gas, Inc. (B)	8.500	07-30-31	8,160,000	8,471,805
Sunoco LP (B)	4.500	10-01-29	15,282,000	14,906,411
Sunoco LP	4.500	04-30-30	27,279,000	26,518,554
Sunoco LP (B)	4.625	05-01-30	8,975,000	8,684,193
Sunoco LP (B)	5.625	03-15-31	9,550,000	9,485,146
Sunoco LP (B)	5.875	03-15-34	16,710,000	16,469,650
Sunoco LP (B)	7.250	05-01-32	8,404,000	8,690,778
Sunoco LP (7.875% to 9-18-30, then 5 Year CMT + 4.230%) (B)(D)	7.875	09-18-30	28,641,000	29,531,964
Targa Resources Corp.	5.500	02-15-35	15,891,000	15,737,752
Targa Resources Partners LP	4.000	01-15-32	39,939,000	37,569,719
Var Energi ASA (B)	5.875	05-22-30	32,487,000	33,097,427
Var Energi ASA (B)	8.000	11-15-32	47,391,000	52,865,732
Venture Global LNG, Inc. (B)	7.000	01-15-30	14,224,000	14,639,507
Viper Energy Partners LLC	4.900	08-01-30	18,763,000	18,530,980
Western Midstream Operating LP	4.800	03-01-31	24,709,000	24,249,651
Western Midstream Operating LP	6.150	04-01-33	15,287,000	15,762,638
Whistler Pipeline LLC (B)	5.400	09-30-29	10,294,000	10,378,787
Whistler Pipeline LLC (B)	5.700	09-30-31	10,779,000	10,907,722
Financials 13.8%				3,625,121,508
Banks 8.1%
Banco Bradesco SA (B)(C)	5.375	01-20-31	25,756,000	25,311,709
Banco Santander SA	4.551	11-06-30	30,600,000	29,851,582
Banco Santander SA (7.250% to 6-3-36, then 5 Year CMT + 2.837%) (D)	7.250	12-03-35	14,658,000	14,755,857
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (D)	9.625	05-21-33	29,438,000	34,260,357
Bank Hapoalim BM (B)	4.722	07-14-29	19,678,000	19,332,038
Bank Hapoalim BM (B)	5.252	01-14-33	11,344,000	11,130,829
Bank of America Corp. (2.592% to 4-29-30, then Overnight SOFR + 2.150%)	2.592	04-29-31	38,499,000	35,337,631
Bank of America Corp. (2.687% to 4-22-31, then Overnight SOFR + 1.320%)	2.687	04-22-32	63,090,000	56,531,986
Bank of America Corp. (4.571% to 4-27-32, then Overnight SOFR + 1.830%)	4.571	04-27-33	17,703,000	17,084,234
Bank of America Corp. (5.425% to 8-15-34, then Overnight SOFR + 1.913%)	5.425	08-15-35	67,709,000	66,491,220
Bank of America Corp. (5.518% to 10-25-34, then Overnight SOFR + 1.738%)	5.518	10-25-35	7,994,000	7,897,617
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (D)	6.625	05-01-30	39,193,000	40,195,439
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%)	7.700	05-26-84	27,232,000	28,448,263
Barclays PLC (5.367% to 2-25-30, then Overnight SOFR + 1.230%)	5.367	02-25-31	18,179,000	18,248,268
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	11

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (D)	8.000	03-15-29	27,275,000	$28,564,698
BNP Paribas SA (7.125% to 2-17-32, then 5 Year CMT + 2.682%) (B)(D)	7.125	02-17-32	33,028,000	32,698,060
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (B)(C)(D)	9.250	11-17-27	7,828,000	8,163,500
BPCE SA (4.760% to 1-13-31, then Overnight SOFR + 1.267%) (B)	4.760	01-13-32	18,255,000	17,773,291
BPCE SA (5.748% to 7-19-32, then Overnight SOFR + 2.865%) (B)	5.748	07-19-33	5,973,000	5,994,917
BPCE SA (5.936% to 5-30-34, then Overnight SOFR + 1.850%) (B)	5.936	05-30-35	20,634,000	20,634,752
Canadian Imperial Bank of Commerce (6.500% to 7-28-31, then 5 Year CMT + 2.727%)	6.500	07-28-86	24,994,000	24,669,990
Citigroup, Inc. (6.174% to 5-25-33, then Overnight SOFR + 2.661%)	6.174	05-25-34	31,736,000	32,510,298
Citigroup, Inc. (6.625% to 2-15-31, then 5 Year CMT + 3.001%) (D)	6.625	02-15-31	27,072,000	27,456,910
Citizens Financial Group, Inc.	3.250	04-30-30	4,799,000	4,503,055
Citizens Financial Group, Inc. (5.253% to 3-5-30, then Overnight SOFR + 1.259%)	5.253	03-05-31	16,694,000	16,700,326
Citizens Financial Group, Inc. (5.299% to 1-29-31, then 5 Year CMT + 1.450%)	5.299	01-29-36	4,770,000	4,655,216
Citizens Financial Group, Inc. (5.718% to 7-23-31, then Overnight SOFR + 1.910%)	5.718	07-23-32	42,895,000	43,422,670
Credit Agricole SA (B)	3.250	01-14-30	39,894,000	37,301,946
Credit Agricole SA (5.862% to 1-9-35, then Overnight SOFR + 1.740%) (B)	5.862	01-09-36	18,779,000	18,867,072
Danske Bank A/S (4.999% to 3-27-31, then 1 Year CMT + 0.980%) (B)	4.999	03-27-32	27,756,000	27,394,493
Danske Bank A/S (5.019% to 3-4-30, then 1 Year CMT + 0.930%) (B)	5.019	03-04-31	19,295,000	19,189,467
Fifth Third Bancorp (5.141% to 1-29-36, then Overnight SOFR + 1.240%)	5.141	01-29-37	10,573,000	10,113,367
Fifth Third Bancorp (5.631% to 1-29-31, then Overnight SOFR + 1.840%)	5.631	01-29-32	16,334,000	16,530,067
Fifth Third Bancorp (5.982% to 1-30-29, then Overnight SOFR + 2.155%) (B)	5.982	01-30-30	14,597,000	14,901,882
Fifth Third Bancorp (3 month CME Term SOFR + 3.295%) (A)(D)	7.027	09-27-26	16,578,000	16,548,916
First Citizens BancShares, Inc. (4.869% to 3-3-31, then Overnight SOFR + 1.487%)	4.869	03-03-32	38,535,000	37,127,701
First Citizens BancShares, Inc. (5.231% to 3-12-30, then Overnight SOFR + 1.410%)	5.231	03-12-31	23,298,000	22,952,433
First Citizens BancShares, Inc. (5.600% to 9-5-30, then 5 Year CMT + 1.850%)	5.600	09-05-35	24,803,000	24,132,531
First Citizens BancShares, Inc. (7.000% to 12-15-30, then 5 Year CMT + 3.301%) (D)	7.000	12-15-30	16,705,000	16,870,329
First Horizon Corp. (5.514% to 3-7-30, then Overnight SOFR + 1.766%)	5.514	03-07-31	15,536,000	15,539,126
Huntington Bancshares, Inc. (5.272% to 1-15-30, then Overnight SOFR + 1.276%)	5.272	01-15-31	15,801,000	15,840,024
Huntington Bancshares, Inc. (5.709% to 2-2-34, then SOFR Compounded Index + 1.870%)	5.709	02-02-35	10,226,000	10,238,984
Huntington Bancshares, Inc. (6.141% to 11-18-34, then 5 Year CMT + 1.700%)	6.141	11-18-39	8,037,000	8,032,950
Huntington Bancshares, Inc. (6.250% to 10-15-30, then 5 Year CMT + 2.653%) (D)	6.250	10-15-30	11,889,000	11,975,428
ING Groep NV (6.114% to 9-11-33, then Overnight SOFR + 2.090%)	6.114	09-11-34	12,140,000	12,603,637
JPMorgan Chase & Co. (4.347% to 1-22-31, then Overnight SOFR + 0.840%)	4.347	01-22-32	15,540,000	15,040,333
JPMorgan Chase & Co. (4.603% to 10-22-29, then Overnight SOFR + 1.040%)	4.603	10-22-30	27,533,000	27,229,647
JPMorgan Chase & Co. (5.193% to 2-5-36, then Overnight SOFR + 1.300%)	5.193	02-05-37	21,384,000	20,516,125
JPMorgan Chase & Co. (5.294% to 7-22-34, then Overnight SOFR + 1.460%)	5.294	07-22-35	38,906,000	38,482,180
JPMorgan Chase & Co. (5.502% to 1-24-35, then Overnight SOFR + 1.315%)	5.502	01-24-36	25,048,000	25,023,235
JPMorgan Chase & Co. (5.576% to 7-23-35, then Overnight SOFR + 1.635%)	5.576	07-23-36	69,422,000	69,092,990
JPMorgan Chase & Co. (5.803% to 7-23-36, then 5 Year CMT + 1.250%)	5.803	07-23-41	20,730,000	20,502,968
KeyCorp (5.121% to 4-4-30, then SOFR Compounded Index + 1.227%) (C)	5.121	04-04-31	11,623,000	11,605,397
KeyCorp (5.305% to 1-28-36, then Overnight SOFR + 1.367%)	5.305	01-28-37	9,784,000	9,395,743
KeyCorp (6.401% to 3-6-34, then SOFR Compounded Index + 2.420%)	6.401	03-06-35	9,508,000	9,893,012
Lloyds Banking Group PLC (6.068% to 6-13-35, then 1 Year CMT + 1.600%)	6.068	06-13-36	11,043,000	11,090,181
Lloyds Banking Group PLC (6.625% to 9-27-35, then 5 Year CMT + 2.681%) (C)(D)	6.625	09-27-35	18,137,000	17,846,558
Lloyds Banking Group PLC (6.750% to 9-27-31, then 5 Year CMT + 3.150%) (C)(D)	6.750	09-27-31	10,944,000	11,125,681
M&T Bank Corp. (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%) (D)	5.125	11-01-26	10,483,000	10,469,896
M&T Bank Corp. (5.179% to 7-8-30, then Overnight SOFR + 1.400%)	5.179	07-08-31	13,227,000	13,208,764
M&T Bank Corp. (5.295% to 4-18-31, then 5 Year CMT + 1.380%)	5.295	04-18-36	26,150,000	25,633,232
M&T Bank Corp. (5.385% to 1-16-35, then Overnight SOFR + 1.610%)	5.385	01-16-36	20,806,000	20,252,458
M&T Bank Corp. (5.400% to 7-30-30, then 5 Year CMT + 1.430%)	5.400	07-30-35	23,645,000	23,440,284
NatWest Group PLC (7.300% to 5-19-35, then 5 Year CMT + 2.937%) (D)	7.300	11-19-34	23,904,000	24,447,290
NatWest Group PLC (8.125% to 5-10-34, then 5 Year CMT + 3.752%) (D)	8.125	11-10-33	10,741,000	11,690,977
Old National Bancorp (5.768% to 2-15-31, then 3 month CME Term SOFR + 2.200%)	5.768	02-15-36	9,436,000	9,350,271
Pinnacle Bank (5.957% to 1-15-31, then 5 Year CMT + 2.300%)	5.957	01-15-36	8,531,000	8,364,622
Pinnacle Financial Partners, Inc. (5.596% to 5-19-31, then Overnight SOFR + 1.700%)	5.596	05-19-32	18,779,000	18,563,237
Popular, Inc.	7.250	03-13-28	20,555,000	21,084,291
12	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Regions Financial Corp. (5.502% to 9-6-34, then Overnight SOFR + 2.060%)	5.502	09-06-35	49,670,000	$48,911,235
Regions Financial Corp. (5.722% to 6-6-29, then Overnight SOFR + 1.490%)	5.722	06-06-30	11,176,000	11,365,026
Royal Bank of Canada (6.500% to 11-24-35, then 5 Year CMT + 2.462%)	6.500	11-24-85	32,925,000	31,785,989
Santander Holdings USA, Inc. (5.220% to 6-5-31, then Overnight SOFR + 1.276%)	5.220	06-05-32	20,984,000	20,680,929
Santander Holdings USA, Inc. (5.701% to 6-5-36, then Overnight SOFR + 1.596%)	5.701	06-05-37	20,982,000	20,432,134
Societe Generale SA (3.653% to 7-8-30, then 5 Year CMT + 3.000%) (B)	3.653	07-08-35	11,183,000	10,354,775
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (B)(D)	5.375	11-18-30	20,724,000	19,637,660
The PNC Financial Services Group, Inc. (4.626% to 6-6-32, then SOFR Compounded Index + 1.850%)	4.626	06-06-33	21,854,000	20,890,866
The PNC Financial Services Group, Inc. (4.812% to 10-21-31, then Overnight SOFR + 1.259%)	4.812	10-21-32	26,795,000	26,309,647
The PNC Financial Services Group, Inc. (5.575% to 1-29-35, then Overnight SOFR + 1.394%)	5.575	01-29-36	15,638,000	15,653,720
The PNC Financial Services Group, Inc. (5.939% to 8-18-33, then Overnight SOFR + 1.946%)	5.939	08-18-34	17,037,000	17,562,425
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (D)	6.250	03-15-30	19,649,000	19,957,037
Truist Financial Corp. (5.153% to 8-5-31, then Overnight SOFR + 1.571%)	5.153	08-05-32	25,349,000	25,142,980
Truist Financial Corp. (5.281% to 4-23-36, then Overnight SOFR + 1.414%)	5.281	04-23-37	15,319,000	14,798,314
Truist Financial Corp. (5.867% to 6-8-33, then Overnight SOFR + 2.361%)	5.867	06-08-34	52,715,000	53,639,772
Truist Financial Corp. (6.123% to 10-28-32, then Overnight SOFR + 2.300%)	6.123	10-28-33	18,069,000	18,707,393
Truist Financial Corp. (6.250% to 6-15-31, then 5 Year CMT + 2.129%) (D)	6.250	06-15-31	20,681,000	20,424,527
U.S. Bancorp (4.839% to 2-1-33, then Overnight SOFR + 1.600%)	4.839	02-01-34	31,165,000	30,210,442
U.S. Bancorp (5.083% to 5-15-30, then Overnight SOFR + 1.296%)	5.083	05-15-31	18,702,000	18,693,756
U.S. Bancorp (5.678% to 1-23-34, then Overnight SOFR + 1.860%)	5.678	01-23-35	10,191,000	10,298,096
U.S. Bancorp (5.836% to 6-10-33, then Overnight SOFR + 2.260%)	5.836	06-12-34	28,308,000	28,955,136
Webster Financial Corp. (5.784% to 9-11-30, then 5 Year CMT + 2.125%)	5.784	09-11-35	9,485,000	9,482,580
Wells Fargo & Company (3.350% to 3-2-32, then Overnight SOFR + 1.500%)	3.350	03-02-33	81,487,000	73,946,998
Wells Fargo & Company (5.211% to 12-3-34, then Overnight SOFR + 1.380%)	5.211	12-03-35	20,211,000	19,780,516
Wells Fargo & Company (5.244% to 1-24-30, then Overnight SOFR + 1.110%)	5.244	01-24-31	13,550,000	13,623,471
Wells Fargo & Company (6.491% to 10-23-33, then Overnight SOFR + 2.060%)	6.491	10-23-34	39,088,000	41,441,079
Capital markets 2.8%
Ares Strategic Income Fund	5.150	01-15-31	27,301,000	26,046,337
Ares Strategic Income Fund	5.450	09-09-28	11,628,000	11,584,121
Ares Strategic Income Fund	5.600	02-15-30	16,058,000	15,777,150
Ares Strategic Income Fund	5.700	03-15-28	3,961,000	3,971,574
Ares Strategic Income Fund	5.800	09-09-30	21,590,000	21,179,317
Ares Strategic Income Fund	6.200	03-21-32	14,392,000	14,237,817
Ares Strategic Income Fund	6.350	08-15-29	7,430,000	7,536,509
Blackstone Private Credit Fund	5.050	09-10-30	22,460,000	21,516,620
Blackstone Private Credit Fund	5.250	04-01-30	20,737,000	20,065,749
Blackstone Private Credit Fund	5.950	07-16-29	14,883,000	14,877,959
Blackstone Private Credit Fund	7.300	11-27-28	14,584,000	15,037,678
Brookfield Finance, Inc. (6.300% to 1-15-35, then 5 Year CMT + 2.076%)	6.300	01-15-55	9,642,000	9,300,907
Deutsche Bank AG (3.742% to 1-7-32, then Overnight SOFR + 2.257%)	3.742	01-07-33	27,770,000	25,178,930
Deutsche Bank AG (4.469% to 12-10-30, then Overnight SOFR + 1.100%)	4.469	12-10-31	8,085,000	7,870,818
Deutsche Bank AG (4.725% to 2-6-31, then Overnight SOFR + 1.135%)	4.725	02-06-32	19,934,000	19,362,446
Deutsche Bank AG (5.060% to 4-14-31, then Overnight SOFR + 1.410%)	5.060	04-14-32	5,202,000	5,119,756
Deutsche Bank AG (5.297% to 5-9-30, then Overnight SOFR + 1.720%)	5.297	05-09-31	17,563,000	17,531,073
Ford Motor Credit Company LLC	6.107	08-15-33	42,876,000	42,812,459
HPS Corporate Lending Fund	5.450	11-15-30	11,639,000	11,254,692
HPS Corporate Lending Fund	5.950	04-14-32	6,060,000	5,889,552
Intercontinental Exchange, Inc.	4.600	03-15-33	12,817,000	12,384,311
Lazard Group LLC	4.375	03-11-29	18,384,000	18,117,750
Macquarie Bank, Ltd. (B)	3.624	06-03-30	15,638,000	14,750,522
Morgan Stanley (2.239% to 7-21-31, then Overnight SOFR + 1.178%)	2.239	07-21-32	11,913,000	10,330,609
Morgan Stanley (2.484% to 9-16-31, then Overnight SOFR + 1.360%)	2.484	09-16-36	38,276,000	32,842,086
Morgan Stanley (4.708% to 3-12-31, then Overnight SOFR + 1.195%)	4.708	03-12-32	30,795,000	30,060,370
Morgan Stanley (5.320% to 7-19-34, then Overnight SOFR + 1.555%)	5.320	07-19-35	34,299,000	33,775,150
Morgan Stanley (5.948% to 1-19-33, then 5 Year CMT + 2.430%)	5.948	01-19-38	36,094,000	36,517,121
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	13

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
MSCI, Inc. (B)	3.625	11-01-31	29,573,000	$26,897,763
Sixth Street Lending Partners	5.750	01-15-30	8,809,000	8,701,682
Sixth Street Lending Partners	6.125	07-15-30	9,086,000	9,082,830
The Bank of New York Mellon Corp. (4.942% to 2-11-30, then Overnight SOFR + 0.887%)	4.942	02-11-31	15,839,000	15,817,427
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then Overnight SOFR + 1.281%)	2.615	04-22-32	70,528,000	62,535,843
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then Overnight SOFR + 1.264%)	2.650	10-21-32	24,916,000	21,851,652
UBS Group AG (6.301% to 9-22-33, then 1 Year CMT + 2.000%) (B)	6.301	09-22-34	16,960,000	17,698,306
UBS Group AG (6.625% to 7-8-31, then 5 Year SOFR ICE Swap Rate + 3.240%) (B)(D)	6.625	01-08-31	21,900,000	21,889,065
UBS Group AG (7.000% to 8-10-30, then 5 Year SOFR ICE Swap Rate + 3.077%) (B)(D)	7.000	02-10-30	13,176,000	13,383,957
UBS Group AG (7.125% to 2-10-35, then 5 Year SOFR ICE Swap Rate + 3.179%) (B)(D)	7.125	08-10-34	17,460,000	17,581,626
UBS Group AG (9.250% to 11-13-33, then 5 Year CMT + 4.758%) (B)(D)	9.250	11-13-33	13,137,000	14,962,478
Consumer finance 0.7%
Ally Financial, Inc. (5.548% to 7-31-32, then Overnight SOFR + 1.780%)	5.548	07-31-33	33,289,000	32,690,100
Ally Financial, Inc. (6.184% to 7-26-34, then Overnight SOFR + 2.290%)	6.184	07-26-35	19,228,000	19,264,403
Ally Financial, Inc. (6.646% to 1-17-35, then 5 Year CMT + 2.450%)	6.646	01-17-40	16,915,000	16,578,097
Ally Financial, Inc. (7.100% to 8-15-31, then 5 Year CMT + 3.148%) (D)	7.100	08-15-31	19,083,000	19,303,237
Ally Financial, Inc.	8.000	11-01-31	21,984,000	24,168,325
Bread Financial Holdings, Inc. (8.375% to 6-15-30, then 5 Year CMT + 4.300%) (B)(C)	8.375	06-15-35	17,945,000	18,714,589
Muthoot Finance, Ltd. (B)	5.750	08-04-30	14,624,000	14,322,597
OneMain Finance Corp.	6.125	05-15-30	24,894,000	24,779,221
PHH Escrow Issuer LLC (B)	9.875	11-01-29	20,062,000	19,811,502
Trust Fibra Uno (B)	7.375	02-13-34	7,389,000	7,776,923
Financial services 0.9%
Apollo Debt Solutions BDC	6.700	07-29-31	9,175,000	9,287,171
Apollo Debt Solutions BDC	6.900	04-13-29	34,399,000	35,152,665
Atlas Warehouse Lending Company LP (B)	5.250	01-15-33	7,706,000	7,483,056
Atlas Warehouse Lending Company LP (B)	6.250	01-15-30	12,771,000	13,058,753
Block, Inc. (B)	5.625	08-15-30	7,753,000	7,764,304
Block, Inc. (B)	6.000	08-15-33	10,054,000	10,035,719
Enact Holdings, Inc.	6.250	05-28-29	26,149,000	26,770,081
Freedom Mortgage Holdings LLC (B)	6.875	05-01-31	18,985,000	18,203,992
Freedom Mortgage Holdings LLC (B)	7.875	04-01-33	8,563,000	8,242,407
National Rural Utilities Cooperative Finance Corp.	8.000	03-01-32	3,187,000	3,609,504
NMI Holdings, Inc.	6.000	08-15-29	14,495,000	14,691,407
PennyMac Financial Services, Inc. (B)	6.750	02-15-34	1,344,000	1,244,855
PennyMac Financial Services, Inc. (B)	6.875	05-15-32	1,689,000	1,625,914
Radian Group, Inc.	6.200	05-15-29	18,542,000	19,045,386
Rocket Companies, Inc. (B)	6.125	08-01-31	7,884,000	7,983,768
Rocket Companies, Inc. (B)	6.375	08-01-33	18,838,000	19,080,087
Rocket Companies, Inc. (B)	6.500	06-15-34	7,884,000	8,004,152
Stonebriar ABF Issuer LLC (B)	7.000	08-15-31	17,272,000	16,832,424
Stonebriar ABF Issuer LLC (B)	8.125	12-15-30	10,814,000	10,923,221
Insurance 1.2%
Asurion LLC (B)	8.375	02-01-34	21,442,000	19,351,103
Athene Global Funding (B)	4.721	10-08-29	12,607,000	12,377,455
Athene Global Funding (B)	5.322	11-13-31	15,698,000	15,457,298
Athene Holding, Ltd.	3.500	01-15-31	13,549,000	12,509,591
Athene Holding, Ltd. (6.625% to 10-15-34, then 5 Year CMT + 2.607%)	6.625	10-15-54	10,945,000	10,110,981
Augusta SpinCo Corp.	4.945	03-23-33	9,792,000	9,578,417
CNO Financial Group, Inc.	5.250	05-30-29	28,228,000	28,184,961
CNO Financial Group, Inc.	6.450	06-15-34	11,197,000	11,449,448
CNO Global Funding (B)	4.700	12-11-30	9,918,000	9,649,934
CRC Insurance Group LLC (B)	7.125	06-01-31	24,225,000	24,230,935
GA Global Funding Trust (B)	4.500	09-18-30	29,488,000	28,255,985
GA Global Funding Trust (B)	5.200	12-09-31	15,549,000	15,151,304
14	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (B)	7.950	10-15-54	7,765,000	$7,753,835
Liberty Mutual Group, Inc. (4.125% to 12-15-26, then 5 Year CMT + 3.315%) (B)	4.125	12-15-51	16,041,000	16,039,357
MassMutual Global Funding II (B)	4.350	09-17-31	21,167,000	20,372,558
MetLife, Inc. (6.400% to 12-15-36, then 3 month CME Term SOFR + 2.467%)	6.400	12-15-36	25,106,000	25,295,550
Reinsurance Group of America, Inc. (6.650% to 9-15-35, then 5 Year CMT + 2.392%)	6.650	09-15-55	21,606,000	21,493,282
Teachers Insurance & Annuity Association of America (B)	4.270	05-15-47	28,664,000	22,095,198
Mortgage real estate investment trusts 0.1%
Starwood Property Trust, Inc. (B)	6.000	04-15-30	15,043,000	15,100,961
Starwood Property Trust, Inc. (B)	6.125	06-01-31	4,054,000	4,062,542
Health care 2.9%				750,201,255
Biotechnology 0.6%
AbbVie, Inc.	5.050	03-15-34	50,614,000	50,069,256
Amgen, Inc.	5.250	03-02-33	84,296,000	84,353,622
Amgen, Inc.	5.650	03-02-53	31,273,000	29,146,193
Health care equipment and supplies 0.4%
Abbott Laboratories	4.300	03-15-33	70,059,000	66,945,206
Solventum Corp.	5.450	03-13-31	35,946,000	36,322,274
Health care providers and services 1.4%
Centene Corp.	3.000	10-15-30	20,923,000	18,867,294
Centene Corp.	3.375	02-15-30	12,265,000	11,389,189
CVS Health Corp.	5.700	06-01-34	22,298,000	22,559,888
DaVita, Inc. (B)	4.625	06-01-30	14,099,000	13,623,816
Fresenius Medical Care US Finance III, Inc. (B)	2.375	02-16-31	39,217,000	34,505,947
Gainwell Acquisition Corp. (B)	9.000	09-01-31	22,555,000	23,493,893
HCA, Inc.	4.300	11-15-30	8,117,000	7,871,851
HCA, Inc.	4.600	11-15-32	12,480,000	11,976,219
HCA, Inc.	5.000	05-15-33	27,823,000	27,105,118
HCA, Inc.	5.450	04-01-31	18,788,000	18,976,892
Horizon Mutual Holdings, Inc. (B)	6.200	11-15-34	26,869,000	25,276,185
LifePoint Health, Inc. (B)	7.000	05-01-34	20,729,000	19,490,411
Rede D’Or Finance Sarl (B)	6.550	04-28-36	25,614,000	24,807,159
Tenet Healthcare Corp. (B)	5.500	11-15-32	17,366,000	17,136,072
Universal Health Services, Inc.	2.650	10-15-30	25,708,000	23,080,269
Universal Health Services, Inc.	5.500	09-01-31	17,802,000	17,795,991
Universal Health Services, Inc.	6.000	09-01-36	20,345,000	20,226,342
VSP Optical Group, Inc. (B)	5.400	06-01-33	12,914,000	12,768,277
Pharmaceuticals 0.5%
Bayer US Finance LLC (B)	5.375	07-20-33	14,330,000	14,154,065
Endo Finance Holdings LP (B)(C)	8.500	04-15-31	11,518,000	12,142,149
IQVIA, Inc.	6.250	02-01-29	11,256,000	11,555,702
Royalty Pharma PLC	5.200	09-25-35	15,692,000	15,249,241
Teva Pharmaceutical Finance Company LLC	6.150	02-01-36	4,148,000	4,251,755
Teva Pharmaceutical Finance Netherlands III BV	4.100	10-01-46	26,156,000	19,277,449
Teva Pharmaceutical Finance Netherlands III BV	6.000	12-01-32	19,871,000	20,330,735
Teva Pharmaceutical Finance Netherlands IV BV	5.750	12-01-30	19,889,000	20,192,383
Viatris, Inc.	4.000	06-22-50	22,792,000	15,260,412
Industrials 4.1%				1,085,953,965
Aerospace and defense 0.5%
DAE Funding LLC (B)	4.950	01-15-33	31,221,000	29,847,081
Efesto Bidco SpA Efesto US LLC (B)	7.500	02-15-32	15,969,000	16,220,368
Hexcel Corp.	4.900	05-15-31	3,760,000	3,692,159
Honeywell Aerospace, Inc.	4.600	03-16-33	16,175,000	15,639,752
The Boeing Company	6.528	05-01-34	71,325,000	76,098,211
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	15

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Building products 0.1%
Builders FirstSource, Inc. (B)	4.250	02-01-32	19,875,000	$18,268,160
Builders FirstSource, Inc. (B)	6.375	03-01-34	18,905,000	18,715,954
Commercial services and supplies 0.1%
Cimpress PLC (B)	7.375	09-15-32	16,636,000	16,820,917
Garda World Security Corp. (B)	6.500	01-15-31	13,917,000	14,123,306
Construction and engineering 0.4%
CIMIC Finance USA Pty, Ltd. (B)	7.000	03-25-34	24,637,000	25,829,527
CIMIC Finance, Ltd. (B)	6.000	04-22-36	19,310,000	18,858,201
HTA Group, Ltd. (B)	6.750	04-01-31	9,231,000	9,329,342
MasTec, Inc.	5.850	09-30-36	20,710,000	20,439,043
MasTec, Inc.	5.900	06-15-29	11,974,000	12,207,390
WSP Global, Inc. (B)	5.714	09-18-36	26,782,000	25,822,151
Electrical equipment 0.0%
Eaton Corp.	4.500	03-06-33	9,549,000	9,197,023
Machinery 0.3%
Flowserve Corp.	3.500	10-01-30	13,285,000	12,462,773
JB Poindexter & Company, Inc. (B)	8.750	12-15-31	11,490,000	11,860,598
Novartis Capital Corp.	4.600	03-18-33	25,759,000	25,093,622
Weir Group, Inc. (B)	5.350	05-06-30	13,839,000	13,841,592
Marine transportation 0.1%
Carrix, Inc. (B)	6.125	08-01-33	17,495,000	17,480,031
Passenger airlines 1.8%
American Airlines 2016-1 Class A Pass Through Trust (C)	4.100	01-15-28	16,127,896	15,792,612
American Airlines 2016-3 Class A Pass Through Trust	3.250	10-15-28	3,739,820	3,572,862
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	13,781,344	13,315,319
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	9,055,613	8,779,836
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	10,629,349	10,063,231
American Airlines 2019-1 Class A Pass Through Trust (C)	3.500	02-15-32	26,421,985	24,012,158
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	19,181,510	17,726,466
American Airlines 2019-1 Class B Pass Through Trust (C)	3.850	02-15-28	8,178,173	7,994,772
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	32,662,176	28,825,364
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	17,087,360	16,226,905
American Airlines 2025-1 Class A Pass Through Trust	4.900	05-11-38	23,400,000	22,253,061
American Airlines 2025-1 Class B Pass Through Trust	5.650	11-11-34	10,312,000	10,086,207
American Airlines 2026-1 Class A Pass Through Trust	5.250	11-10-38	26,762,000	26,055,042
American Airlines 2026-1 Class B Pass Through Trust	5.750	05-10-35	27,823,000	27,260,825
American Airlines 2026-2 Class A Pass Through Trust	5.700	02-20-39	18,509,000	18,507,045
American Airlines 2026-2 Class B Pass Through Trust	6.300	08-20-35	13,130,000	13,089,339
Azul Secured Finance LLP (B)	9.875	02-15-31	11,024,000	9,568,671
British Airways 2018-1 Class A Pass Through Trust (B)	4.125	09-20-31	4,181,295	4,037,982
Delta Air Lines, Inc.	5.250	07-10-30	11,944,000	11,965,484
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	25,930,161	22,793,493
JetBlue 2020-1 Class A Pass Through Trust (C)	4.000	11-15-32	8,111,304	7,547,754
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	17,479,842	16,907,304
United Airlines 2019-1 Class A Pass Through Trust (C)	4.550	08-25-31	16,908,881	16,209,787
United Airlines 2023-1 Class A Pass Through Trust	5.800	01-15-36	43,413,154	44,199,232
United Airlines 2024-1 Class A Pass Through Trust	5.875	02-15-37	18,879,863	18,939,928
United Airlines 2024-1 Class AA Pass Through Trust	5.450	02-15-37	23,713,851	23,734,425
United Airlines Holdings, Inc.	4.875	03-01-29	15,796,000	15,564,058
United Airlines Holdings, Inc.	5.375	03-01-31	11,827,000	11,713,535
United Airlines, Inc. (B)	4.625	04-15-29	6,837,000	6,731,793
Trading companies and distributors 0.7%
AerCap Ireland Capital DAC	3.300	01-30-32	71,935,000	64,912,595
AerCap Ireland Capital DAC (6.500% to 1-31-31, then 5 Year CMT + 2.441%)	6.500	01-31-56	13,704,000	13,779,811
16	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Trading companies and distributors (continued)
Ashtead Capital, Inc. (B)	5.550	05-30-33	31,502,000	$31,350,283
BlueLinx Holdings, Inc. (B)	6.000	11-15-29	18,345,000	18,286,866
EquipmentShare.com, Inc. (B)	7.125	07-01-34	25,886,000	25,475,798
QXO Building Products, Inc. (B)	6.875	07-15-34	8,186,000	8,283,323
Sunbelt Rentals Holdings, Inc. (B)	4.950	08-12-30	13,067,000	12,937,469
WESCO Distribution, Inc. (B)	5.500	04-15-34	11,588,000	11,273,979
Transportation infrastructure 0.1%
Aeropuertos Dominicanos Siglo XXI SA (B)	7.000	06-30-34	13,840,000	14,332,150
Information technology 2.8%				735,315,008
Communications equipment 0.2%
Motorola Solutions, Inc.	2.300	11-15-30	25,780,000	23,037,276
Motorola Solutions, Inc.	2.750	05-24-31	27,187,000	24,438,541
Electronic equipment, instruments and components 0.1%
Jabil, Inc.	4.750	02-01-33	11,680,000	11,174,861
TD SYNNEX Corp.	5.300	10-10-35	25,018,000	23,930,174
IT services 0.6%
Beacon Point DC LLC (B)	6.129	11-30-42	43,861,000	41,628,768
CoreWeave, Inc. (B)	9.000	02-01-31	17,349,000	15,561,897
CoreWeave, Inc. (B)	9.750	10-01-31	12,713,000	11,368,269
Galaxy Helios Data Centers II LLC (B)	9.875	08-01-31	20,163,000	19,969,994
Sopaipilla Investor LLC (B)	7.534	11-30-48	33,871,000	34,697,532
VeriSign, Inc.	5.100	07-15-31	9,447,000	9,368,300
Yondr JK 1 LLC (B)	6.875	06-30-31	8,395,000	7,865,069
Semiconductors and semiconductor equipment 0.9%
Broadcom, Inc.	3.419	04-15-33	61,357,000	53,802,224
Broadcom, Inc.	4.550	02-15-32	7,715,000	7,387,497
Broadcom, Inc.	4.900	07-15-32	34,889,000	33,851,620
Foundry JV Holdco LLC (B)	6.100	01-25-36	25,821,000	26,324,231
Foundry JV Holdco LLC (B)	6.250	01-25-35	38,289,000	39,440,215
Marvell Technology, Inc.	5.950	09-15-33	12,884,000	13,225,187
Micron Technology, Inc.	2.703	04-15-32	23,367,000	20,599,240
Qorvo, Inc. (B)	3.375	04-01-31	20,967,000	19,182,333
Qorvo, Inc.	4.375	10-15-29	14,000,000	13,463,141
Skyworks Solutions, Inc.	5.750	01-10-32	12,532,000	12,440,098
Software 0.5%
Fair Isaac Corp. (B)	6.250	09-15-34	36,218,000	35,442,649
HUT 8 DC LLC (B)	6.192	11-15-42	18,835,000	18,292,359
Oracle Corp.	4.700	09-27-34	18,100,000	15,969,239
Oracle Corp.	4.800	09-26-32	15,515,000	14,345,008
Oracle Corp.	5.250	02-03-32	12,978,000	12,455,063
Oracle Corp.	5.550	02-06-53	33,391,000	25,266,758
Oracle Corp.	5.700	02-04-36	11,530,000	10,661,140
Stingray Compute LLC (B)	6.000	06-15-31	5,791,000	5,638,812
Technology hardware, storage and peripherals 0.5%
CDW LLC	5.100	03-01-30	5,574,000	5,508,036
Dell International LLC	4.500	02-15-31	21,977,000	21,420,262
Dell International LLC	4.750	10-06-32	26,775,000	25,986,218
Dell International LLC	5.000	04-01-30	13,360,000	13,332,125
Dell International LLC	5.300	04-01-32	27,215,000	27,249,873
Dell International LLC	5.400	04-15-34	41,258,000	40,990,999
Materials 1.2%				308,739,808
Chemicals 0.2%
Bond US Bidco 1, Inc. (B)	7.125	06-15-33	7,778,000	7,905,233
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	17

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Chemicals (continued)
SNF Group SACA (B)	5.626	03-31-31	29,523,000	$29,601,116
Vylor, Inc. (B)	5.125	08-15-31	5,958,000	5,939,958
Vylor, Inc. (B)	5.625	08-15-36	5,958,000	5,957,032
Construction materials 0.4%
Cemex SAB de CV (B)	3.875	07-11-31	19,259,000	18,043,229
Cemex SAB de CV	5.750	06-05-36	34,143,000	33,195,532
JH North America Holdings, Inc. (B)	5.875	01-31-31	5,099,000	5,131,593
JH North America Holdings, Inc. (B)	6.125	07-31-32	18,533,000	18,696,109
Quikrete Holdings, Inc. (B)	6.375	03-01-32	7,612,000	7,706,846
Standard Building Solutions, Inc. (B)	5.875	03-15-34	11,640,000	11,267,792
Standard Building Solutions, Inc. (B)	6.250	08-01-33	7,360,000	7,305,488
Containers and packaging 0.1%
Ardagh Metal Packaging Finance USA LLC (B)	6.250	01-30-31	8,300,000	8,342,601
Canpack Group, Inc. (B)	6.000	05-15-31	12,988,000	13,034,192
Graphic Packaging International LLC (B)	3.500	03-01-29	14,380,000	13,713,717
Metals and mining 0.5%
Anglo American Capital PLC (B)	5.000	03-21-33	21,961,000	21,432,860
Australian MetCoal Financing Pty, Ltd. (B)	6.750	04-22-34	5,708,000	5,775,621
First Quantum Minerals, Ltd. (B)	6.375	02-15-36	9,651,000	9,410,251
First Quantum Minerals, Ltd. (B)	7.250	02-15-34	6,436,000	6,604,707
First Quantum Minerals, Ltd. (B)	8.000	03-01-33	11,088,000	11,558,741
First Quantum Minerals, Ltd. (B)	8.625	06-01-31	5,845,000	6,079,802
Freeport-McMoRan, Inc.	5.400	11-14-34	16,728,000	16,655,399
Hybar LLC (B)	7.375	07-01-34	4,487,000	4,565,953
Mineral Resources, Ltd. (B)	6.000	05-01-32	4,862,000	4,798,395
Mineral Resources, Ltd. (B)	6.250	05-01-34	4,862,000	4,762,134
Novelis Corp. (B)	4.750	01-30-30	19,149,000	18,496,182
Rio Tinto Finance USA PLC	5.000	03-14-32	12,821,000	12,759,325
Real estate 1.5%				394,056,074
Hotel and resort REITs 0.1%
RHP Hotel Properties LP (B)	6.250	02-15-35	5,749,000	5,780,665
XHR LP (B)	6.625	05-15-30	12,900,000	13,129,788
Industrial REITs 0.3%
FIBRA Prologis (B)	5.500	11-26-35	12,823,000	12,293,154
Fibra SOMA Trust F/6185 (B)(C)	7.125	05-28-36	21,974,000	21,864,130
Prologis Targeted U.S. Logistics Fund LP (B)	4.625	03-15-33	24,655,000	23,529,459
Trust 2401 (B)(C)	7.375	02-13-34	18,303,000	19,282,302
Office REITs 0.2%
Boston Properties LP	6.050	10-15-36	27,793,000	27,851,568
Vornado Realty LP	5.750	02-01-33	20,997,000	20,928,345
Real estate management and development 0.1%
CoStar Group, Inc. (B)	2.800	07-15-30	30,695,000	27,478,935
Specialized REITs 0.8%
American Tower Corp.	4.700	12-15-32	19,070,000	18,406,239
American Tower Corp.	5.550	07-15-33	16,404,000	16,478,185
American Tower Corp.	5.650	03-15-33	16,411,000	16,642,882
Iron Mountain Information Management Services, Inc. (B)	5.000	07-15-32	15,877,000	15,144,559
Iron Mountain, Inc. (B)	5.250	07-15-30	11,122,000	10,913,936
Iron Mountain, Inc. (B)	6.250	01-15-35	28,061,000	27,749,888
Millrose Properties, Inc. (B)	6.375	08-01-30	23,450,000	23,776,190
Outfront Media Capital LLC (B)	6.000	06-15-34	14,984,000	14,803,707
SBA Communications Corp.	5.150	07-15-31	20,405,000	20,228,768
SBA Communications Corp.	5.450	07-15-33	14,589,000	14,394,679
18	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Specialized REITs (continued)
VICI Properties LP (B)	3.875	02-15-29	13,041,000	$12,635,080
VICI Properties LP	5.125	11-15-31	31,437,000	30,743,615
Utilities 3.5%				925,938,968
Electric utilities 2.1%
American Electric Power Company, Inc. (5.800% to 3-15-31, then 5 Year CMT + 2.128%)	5.800	03-15-56	12,976,000	12,744,270
American Electric Power Company, Inc. (6.050% to 3-15-36, then 5 Year CMT + 1.940%)	6.050	03-15-56	6,274,000	6,102,659
Atlantica Transmision Sur SA (B)	6.875	04-30-43	5,215,423	5,543,630
Constellation Energy Generation LLC	5.000	02-01-31	5,175,000	5,125,488
Constellation Energy Generation LLC	6.500	10-01-53	12,254,000	12,581,595
COX Asset Mexico SA de CV (B)	7.125	01-08-32	5,868,000	5,883,874
Duke Energy Corp.	5.750	09-15-33	21,211,000	21,652,378
Electricite de France SA (B)	5.650	04-22-29	31,320,000	31,889,675
Electricite de France SA (9.125% to 6-15-33, then 5 Year CMT + 5.411%) (B)(D)	9.125	03-15-33	26,482,000	30,341,853
Entergy Corp. (5.875% to 6-15-31, then 5 Year CMT + 2.179%)	5.875	06-15-56	26,211,000	25,810,554
Entergy Corp. (6.100% to 6-15-36, then 5 Year CMT + 2.013%)	6.100	06-15-56	13,106,000	12,845,461
Exelon Corp.	5.125	03-15-31	9,814,000	9,829,769
Exelon Corp. (6.500% to 3-15-35, then 5 Year CMT + 1.975%)	6.500	03-15-55	6,199,000	6,247,588
Georgia Power Company	4.950	05-17-33	12,817,000	12,644,514
Israel Electric Corp., Ltd. (B)	5.633	01-28-38	8,012,000	7,679,950
NextEra Energy Capital Holdings, Inc.	2.440	01-15-32	16,615,000	14,452,583
NextEra Energy Capital Holdings, Inc. (6.200% to 10-1-36, then 5 Year CMT + 1.765%)	6.200	10-01-56	15,597,000	15,200,247
NextEra Energy Capital Holdings, Inc. (6.375% to 8-15-30, then 5 Year CMT + 2.053%)	6.375	08-15-55	14,359,000	14,436,725
NextEra Energy Capital Holdings, Inc. (6.500% to 8-15-35, then 5 Year CMT + 1.979%)	6.500	08-15-55	5,170,000	5,196,476
NRG Energy, Inc. (B)	3.625	02-15-31	14,116,000	12,993,154
NRG Energy, Inc. (B)	3.875	02-15-32	28,310,000	25,907,401
NRG Energy, Inc. (B)	5.407	10-15-35	19,804,000	18,913,901
NRG Energy, Inc. (B)	5.750	01-15-34	11,759,000	11,446,522
NRG Energy, Inc. (B)	6.000	02-01-33	10,939,000	10,888,164
NRG Energy, Inc. (B)	6.125	05-15-36	14,364,000	14,073,864
NRG Energy, Inc. (B)	7.000	03-15-33	34,077,000	36,155,901
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (B)(D)	10.250	03-15-28	15,396,000	16,370,028
Pacific Gas & Electric Company	5.800	05-15-34	17,699,000	17,714,577
PacifiCorp (7.125% to 8-15-31, then 5 Year CMT + 3.292%)	7.125	08-15-56	21,541,000	21,293,898
PacifiCorp (7.375% to 9-15-30, then 5 Year CMT + 3.319%)	7.375	09-15-55	19,245,000	19,252,390
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (B)(C)	4.750	02-03-31	12,710,000	12,312,061
PG&E Corp. (6.850% to 9-15-31, then 5 Year CMT + 3.225%)	6.850	09-15-56	13,898,000	13,618,629
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%)	7.375	03-15-55	32,984,000	33,149,459
The Southern Company	5.700	03-15-34	17,092,000	17,330,747
The Southern Company (6.375% to 3-15-35, then 5 Year CMT + 2.069%)	6.375	03-15-55	23,319,000	23,441,658
Gas utilities 0.0%
AltaGas, Ltd. (7.200% to 10-15-34, then 5 Year CMT + 3.573%) (B)	7.200	10-15-54	7,104,000	7,348,093
Independent power and renewable electricity producers 0.7%
AES Panama Generation Holdings SRL (B)(C)	4.375	05-31-30	18,204,640	17,121,464
Capital Power US Holdings, Inc. (B)	6.189	06-01-35	17,526,000	17,743,868
Constellation Energy Generation LLC	4.800	01-15-32	5,925,000	5,801,915
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (B)(D)	8.000	10-15-26	7,457,000	7,463,920
Vistra Operations Company LLC (B)	4.300	07-15-29	16,948,000	16,520,339
Vistra Operations Company LLC (B)	4.700	01-31-31	9,717,000	9,428,212
Vistra Operations Company LLC (B)	5.000	04-30-31	26,931,000	26,402,578
Vistra Operations Company LLC (B)	5.250	04-30-33	26,608,000	25,941,323
Vistra Operations Company LLC (B)	6.000	04-15-34	21,510,000	21,596,105
Vistra Operations Company LLC (B)	6.950	10-15-33	25,047,000	26,636,347
Multi-utilities 0.7%
CenterPoint Energy, Inc. (5.950% to 4-1-31, then 5 Year CMT + 2.223%)	5.950	04-01-56	15,711,000	15,488,114
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	19

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Multi-utilities (continued)
CenterPoint Energy, Inc. (6.400% to 8-15-33, then 5 Year CMT + 1.885%)	6.400	08-15-58	9,202,000	$9,241,351
CenterPoint Energy, Inc. (6.850% to 2-15-35, then 5 Year CMT + 2.946%) (C)	6.850	02-15-55	6,250,000	6,465,744
CenterPoint Energy, Inc. (7.000% to 2-15-30, then 5 Year CMT + 3.254%)	7.000	02-15-55	4,675,000	4,823,595
Dominion Energy, Inc. (6.000% to 2-15-31, then 5 Year CMT + 2.262%)	6.000	02-15-56	18,384,000	18,234,029
Dominion Energy, Inc. (6.200% to 2-15-36, then 5 Year CMT + 2.006%)	6.200	02-15-56	25,953,000	25,443,589
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55	16,071,000	16,350,394
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	9,130,000	9,495,583
NiSource, Inc.	3.600	05-01-30	8,333,000	7,956,299
NiSource, Inc. (5.750% to 7-15-31, then 5 Year CMT + 2.035%)	5.750	07-15-56	20,902,000	20,584,766
Sempra	5.500	08-01-33	16,859,000	16,957,284
Sempra (6.400% to 10-1-34, then 5 Year CMT + 2.632%)	6.400	10-01-54	19,192,000	18,975,345

WEC Energy Group, Inc. (5.625% to 5-15-31, then 5 Year CMT + 1.905%)	5.625	05-15-56	13,064,000	12,847,068
Term loans (E) 0.5%				$130,782,030
(Cost $130,285,529)
Communication services 0.2%				44,156,938
Entertainment 0.2%
Discovery Global Holdings, Inc., 2026 USD Term Loan B (1 month CME Term SOFR + 2.500%)	6.186	06-03-33	44,071,000	44,156,938
Health care 0.0%				11,632,619
Health care providers and services 0.0%
McKesson Medical-Surgical Top Holdings, Inc., Term Loan B (3 month CME Term SOFR + 2.250%)	5.982	06-09-32	3,191,000	3,200,988
Pharmaceuticals 0.0%
Endo Finance Holdings LP, 2024 1st Lien Term Loan (1 month CME Term SOFR + 3.750%)	7.436	04-23-31	8,414,130	8,431,631
Industrials 0.1%				37,493,395
Commercial services and supplies 0.1%
GFL ES US LLC, 2025 Term Loan B (3 month CME Term SOFR + 2.500%)	6.156	03-03-32	10,914,523	10,937,225
Protective Industrial Products, Inc., 2026 Term Loan B (1 month CME Term SOFR + 3.750%)	7.409	05-21-32	26,463,020	26,556,170
Information technology 0.1%				13,861,568
IT services 0.1%
CoreWeave Financing DDTL V-V LLC, Delayed Draw Term Loan (F)	TBD	09-01-31	13,827,000	13,861,568
Materials 0.1%				23,637,510
Chemicals 0.0%
Bond US Bidco 1, Inc., USD Term Loan B (3 month CME Term SOFR + 3.500%)	7.244	06-29-33	10,284,000	10,346,115
Construction materials 0.1%

Quikrete Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%)	5.936	02-10-32	13,278,913	13,291,395

Collateralized mortgage obligations 6.7%				$1,773,640,626
(Cost $2,031,932,230)
Commercial and residential 5.7%				1,493,234,468
A&D Mortgage Trust
Series 2025-NQM5, Class A1 (5.120% to 11-1-29, then 6.120% thereafter) (B)	5.120	12-25-70	11,875,547	11,732,065
Series 2026-NQM1, Class A1 (B)(G)	4.912	02-25-71	17,296,609	17,003,473
Series 2026-NQM2, Class A1 (B)(G)	4.811	03-25-71	24,435,710	24,047,355
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (B)(G)	0.990	04-25-53	2,360,176	2,281,337
Series 2021-5, Class A1 (B)(G)	0.951	07-25-66	12,489,967	10,766,203
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter) (B)	4.800	11-26-68	15,489,465	15,404,297
Series 2025-10, Class A1 (B)(G)	4.960	09-25-70	8,358,078	8,240,707
Series 2025-11, Class A1 (B)(G)	4.975	10-25-70	12,828,475	12,653,483
Series 2026-1, Class A1 (B)(G)	4.747	02-25-71	22,922,065	22,467,221
Arroyo Mortgage Trust
Series 2021-1R, Class A1 (B)(G)	1.175	10-25-48	5,933,473	5,414,884
Avenue of Americas
Series 2025-1301, Class A (B)(G)	5.227	08-11-42	20,472,000	20,267,739
20	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
BAHA Trust
Series 2024-MAR, Class A (B)(G)	6.171	12-10-41	27,273,000	$27,560,040
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ENM (B)(G)	3.843	11-05-32	11,565,000	10,715,499
BANK5
Series 2025-5YR18, Class A3	5.145	12-15-58	18,469,000	18,437,549
Series 2025-5YR19, Class A3	5.270	12-15-58	12,387,000	12,422,686
Series 2026-5YR20, Class A3	5.104	02-15-59	7,951,000	7,922,269
Series 2026-5YR21, Class A3	5.525	04-15-59	12,579,000	12,735,445
Series 2026-5YR22, Class A3 (G)	5.713	06-15-59	25,231,000	25,731,396
Series 2026-5YR24, Class A3	5.832	08-15-31	8,380,000	8,591,566
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	7,800,517	7,346,667
Series 2024-5C29, Class A3	5.208	09-15-57	7,133,000	7,144,973
Series 2024-5C31, Class A3	5.609	12-15-57	7,781,000	7,873,719
Series 2025-5C38, Class A3	5.146	11-15-58	14,728,000	14,715,584
Series 2026-5C40, Class A3	5.248	02-15-59	13,004,000	13,039,648
Series 2026-5C41, Class A3	5.438	05-15-69	17,856,000	18,038,099
Series 2026-5C42, Class A3	5.598	06-15-59	12,646,000	12,853,606
Benchmark Mortgage Trust
Series 2019-B12, Class A2	3.001	08-15-52	7,258,081	7,137,501
Series 2019-B13, Class A2	2.889	08-15-57	13,214,186	12,729,281
Series 2024-V12, Class A3	5.738	12-15-57	25,071,000	25,477,950
Series 2026-V20, Class A3	5.184	02-15-59	9,792,000	9,779,630
BMO Mortgage Trust
Series 2024-5C8, Class A3 (G)	5.625	12-15-57	7,823,000	7,913,447
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (B)(G)	0.941	02-25-49	3,894,768	3,658,173
BX Trust
Series 2019-OC11, Class A (B)	3.202	12-09-41	11,006,000	10,342,767
CENT Trust
Series 2025-CITY, Class A (B)(G)	5.091	07-10-40	14,358,000	14,205,400
Citigroup Commercial Mortgage Trust
Series 2023-SMRT, Class A (B)(G)	6.015	06-12-40	20,164,000	20,384,649
COLT Mortgage Loan Trust
Series 2021-2, Class A1 (B)(G)	0.924	08-25-66	9,163,090	7,772,525
Series 2021-3, Class A1 (B)(G)	0.956	09-27-66	12,903,946	10,647,165
Series 2021-HX1, Class A1 (B)(G)	1.110	10-25-66	9,102,189	7,727,028
Series 2025-6, Class A1 (5.529% to 7-1-29, then 6.529% thereafter) (B)	5.529	08-25-70	8,979,974	8,950,462
COLT Trust
Series 2020-RPL1, Class A1 (B)(G)	1.390	01-25-65	25,507,991	21,476,525
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.576	05-10-51	216,982,886	1,052,367
Credit Suisse Mortgage Capital Certificates
Series 2021-NQM2, Class A1 (B)(G)	1.179	02-25-66	9,846,165	8,742,489
Series 2021-NQM3, Class A1 (B)(G)	1.015	04-25-66	6,530,875	5,695,412
Series 2021-NQM6, Class A1 (B)(G)	1.174	07-25-66	16,300,466	13,805,975
Cross Mortgage Trust
Series 2025-H8, Class A1 (B)(G)	5.003	11-25-70	11,636,898	11,489,926
Series 2025-H9, Class A1 (B)(G)	5.036	11-25-70	14,687,647	14,498,932
Series 2026-NQM1, Class A1 (B)(G)	4.699	02-25-61	21,625,839	21,181,024
Series 2026-NQM10, Class A1 (B)(G)	5.609	09-25-71	14,793,000	14,792,848
Series 2026-NQM8, Class A1 (B)(G)	5.582	07-25-71	6,814,463	6,784,077
Series 2026-NQM9, Class A1 (B)(G)	5.726	08-25-71	8,946,308	8,934,555
Ellington Financial Mortgage Trust
Series 2021-2, Class A1 (B)(G)	0.931	06-25-66	9,193,977	7,732,719
Series 2025-INV4, Class A1 (B)	5.100	10-25-70	8,621,082	8,520,457
Series 2026-NQM1, Class A1 (B)(G)	4.771	02-25-71	12,743,594	12,509,514
Flagstar Mortgage Trust
Series 2021-1, Class A2 (B)(G)	2.500	02-01-51	21,376,707	17,201,601
GCAT Trust
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	21

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-NQM1, Class A1 (B)(G)	0.874	01-25-66	5,189,114	$4,550,576
Series 2021-NQM2, Class A1 (B)(G)	1.036	05-25-66	6,096,258	5,294,944
Series 2021-NQM3, Class A1 (B)(G)	1.091	05-25-66	9,578,249	8,341,400
Series 2025-NQM5, Class A1 (B)(G)	4.981	08-25-70	14,422,916	14,220,163
GGP Trust
Series 2026-TY, Class A (B)(G)	4.825	03-05-43	20,246,000	19,753,415
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (B)(G)	1.382	09-27-60	1,153,488	1,119,463
Series 2021-NQM1, Class A1 (B)(G)	1.017	07-25-61	3,530,738	3,250,172
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (B)	0.350	05-19-37	12,966,368	196,931
Series 2007-4, Class ES IO	0.350	07-19-37	12,856,221	190,953
Series 2007-6, Class ES IO (B)	0.343	08-19-37	13,999,102	236,016
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A (B)(G)	5.649	01-13-40	22,788,000	22,977,578
Series 2026-10HY, Class A (B)(G)	5.255	12-10-39	18,638,000	18,420,351
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (B)(G)	1.071	06-25-56	5,790,485	5,031,964
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-NNN, Class AFX (B)	2.812	01-16-37	15,435,000	13,891,346
MFA Trust
Series 2021-NQM1, Class A1 (B)(G)	1.153	04-25-65	3,016,362	2,841,235
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-NQM10, Class A1 (B)(G)	5.119	11-25-70	9,975,206	9,862,214
MTN Commercial Mortgage Trust
Series 2026-LPFX, Class A (B)(G)	5.153	05-15-43	9,957,000	9,829,097
Natixis Commercial Mortgage Securities Trust
Series 2018-ALXA, Class C (B)(G)	4.460	01-15-43	7,402,000	7,019,472
New Residential Mortgage Loan Trust
Series 2025-NQM6, Class A1 (B)(G)	5.085	10-25-65	17,539,166	17,327,323
Series 2026-NQM1, Class A1 (B)(G)	4.824	11-25-65	13,403,533	13,194,775
Series 2026-NQM2, Class A1 (B)(G)	4.743	12-25-65	10,093,640	9,899,450
NXPT Commercial Mortgage Trust
Series 2024-STOR, Class A (B)(G)	4.455	11-05-41	15,772,000	15,348,566
NYC Trust
Series 2026-9W57, Class A (B)(G)	5.053	06-06-40	33,575,000	33,041,987
NYMT Loan Trust
Series 2022-CP1, Class A1 (B)	2.042	07-25-61	5,367,491	5,020,683
OBX Trust
Series 2020-EXP2, Class A3 (B)(G)	2.500	05-25-60	3,891,927	3,216,915
Series 2021-NQM2, Class A1 (B)(G)	1.101	05-25-61	12,047,941	9,729,181
Series 2021-NQM3, Class A1 (B)(G)	1.054	07-25-61	13,981,787	11,576,258
Series 2025-NQM18, Class A1 (B)(G)	5.057	09-25-65	5,869,018	5,818,088
Series 2025-NQM19, Class A1 (B)(G)	4.869	10-25-65	12,146,444	11,951,675
Series 2025-NQM20, Class A1 (B)(G)	5.021	10-25-65	14,135,557	13,961,293
Series 2025-NQM21, Class A1 (B)(G)	4.989	10-25-65	9,815,124	9,702,983
Series 2025-NQM23, Class A1 (B)(G)	4.872	10-25-65	17,534,064	17,323,455
Series 2026-NQM1, Class A1 (B)(G)	4.846	11-25-65	12,155,376	11,957,741
Series 2026-NQM2, Class A1 (B)(G)	4.818	12-01-65	26,791,956	26,337,830
Series 2026-NQM3, Class A1 (B)(G)	4.652	01-25-66	22,214,463	21,767,172
Series 2026-NQM8, Class A1 (B)(G)	5.297	05-25-66	8,611,370	8,536,089
Series 2026-NQM9, Class A1 (B)(G)	5.470	04-25-66	18,455,729	18,376,978
PRKCM Trust
Series 2026-AFC1, Class A1 (B)(G)	4.677	02-25-61	11,045,285	10,833,985
Progress Residential Trust
Series 2025-SFR1, Class A (B)	3.400	02-17-42	18,327,751	17,294,174
Series 2025-SFR2, Class A (B)	3.305	04-17-42	14,471,437	13,554,185
Series 2025-SFR5, Class A (B)	3.850	10-17-42	15,693,409	14,862,625
Series 2025-SFR6, Class A (B)	4.000	12-17-42	21,298,000	20,285,478
Series 2026-SFR1, Class A (B)	3.850	02-17-43	14,151,460	13,358,145
Series 2026-SFR2, Class A (B)	4.240	05-17-43	15,427,000	14,743,303
22	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2026-SFR3, Class A (B)	4.000	07-17-43	9,943,000	$9,384,727
Provident Funding Mortgage Trust
Series 2020-F1, Class A2 (B)(G)	2.000	01-25-36	14,768,949	13,067,856
ROCK Trust
Series 2024-CNTR, Class A (B)	5.388	11-13-41	21,363,000	21,436,155
Series 2024-CNTR, Class D (B)	7.109	11-13-41	26,521,000	27,294,888
SLG Office Trust
Series 2021-OVA, Class D (B)	2.851	07-15-41	22,906,000	19,875,202
Series 2026-OMA, Class A (B)(G)	5.131	04-15-41	24,893,000	24,589,913
Towd Point Mortgage Trust
Series 2018-4, Class A1 (B)(G)	3.000	06-25-58	8,308,451	7,792,001
Series 2019-1, Class A1 (B)(G)	3.750	03-25-58	6,027,312	5,807,488
Series 2019-4, Class A1 (B)(G)	2.900	10-25-59	5,877,313	5,610,355
Series 2020-4, Class A1 (B)	1.750	10-25-60	10,451,889	9,447,345
Series 2024-4, Class A1A (B)(G)	4.558	10-27-64	24,046,771	23,666,373
VDCM Commercial Mortgage Trust
Series 2025-AZ, Class A (B)(G)	5.229	07-13-44	15,562,000	15,191,933
Verus Securitization Trust
Series 2021-3, Class A1 (B)(G)	1.046	06-25-66	7,976,463	6,977,869
Series 2021-4, Class A1 (B)(G)	0.938	07-25-66	6,067,783	5,093,104
Series 2021-5, Class A1 (B)(G)	1.013	09-25-66	10,120,129	8,634,428
Series 2021-R1, Class A1 (B)(G)	0.820	10-25-63	1,057,110	1,031,354
Series 2025-11, Class A1 (B)(G)	4.914	11-25-70	19,079,438	18,843,107
Series 2025-R2, Class A1 (B)(G)	5.086	07-25-67	9,092,956	8,958,164
Series 2026-2, Class A1 (B)(G)	4.590	02-25-71	17,128,275	16,770,975
Wells Fargo Commercial Mortgage Trust
Series 2025-5C4, Class A3	5.673	05-15-58	15,330,000	15,576,555
Series 2025-5C6, Class A3	5.186	10-15-58	17,844,000	17,826,857
WHARF Commercial Mortgage Trust
Series 2025-DC, Class A (B)(G)	5.528	07-15-40	17,713,000	17,758,283
U.S. Government Agency 1.0%				280,406,158
Federal Home Loan Mortgage Corp.
Series T-41, Class 3A (G)	4.381	07-25-32	570	514
Federal National Mortgage Association
Series 2001-50, Class BA	7.000	10-25-41	32	33
Government National Mortgage Association
Series 2008-90, Class IO	2.020	12-16-50	1,911,264	230,610
Series 2012-114, Class IO	0.641	01-16-53	5,728,716	82,564
Series 2012-120, Class IO	0.645	02-16-53	3,057,478	44,303
Series 2013-63, Class IO	0.706	09-16-51	2,625,429	58,955
Series 2016-174, Class IO	0.722	11-16-56	19,446,478	575,161
Series 2017-109, Class IO	0.175	04-16-57	22,842,457	165,512
Series 2017-124, Class IO	0.633	01-16-59	19,046,142	675,877
Series 2017-135, Class IO	0.702	10-16-58	37,825,501	1,237,469
Series 2017-140, Class IO	0.485	02-16-59	20,571,372	487,784
Series 2017-159, Class IO	0.400	06-16-59	22,027,910	535,875
Series 2017-169, Class IO	0.516	01-16-60	68,204,414	2,092,082
Series 2017-20, Class IO	0.468	12-16-58	65,181,684	1,204,212
Series 2017-22, Class IO	0.736	12-16-57	8,693,609	286,427
Series 2017-41, Class IO	0.488	07-16-58	18,621,434	454,005
Series 2017-46, Class IO	0.652	11-16-57	37,918,764	1,377,509
Series 2017-61, Class IO	0.687	05-16-59	11,878,283	394,703
Series 2017-74, Class IO	0.330	09-16-58	34,448,441	457,169
Series 2017-89, Class IO	0.436	07-16-59	18,494,538	424,982
Series 2018-114, Class IO	0.592	04-16-60	27,343,436	1,036,242
Series 2018-158, Class IO	0.802	05-16-61	72,327,206	4,000,172
Series 2018-35, Class IO	0.546	03-16-60	62,863,605	1,817,877
Series 2018-43, Class IO	0.463	05-16-60	65,559,845	2,021,603
Series 2018-68, Class IO	0.425	01-16-60	11,239,518	325,276
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	23

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2018-69, Class IO	0.611	04-16-60	29,258,457	$1,276,939
Series 2018-81, Class IO	0.487	01-16-60	18,853,111	749,664
Series 2018-9, Class IO	0.444	01-16-60	53,074,312	1,505,755
Series 2018-99, Class IO	0.453	06-16-60	43,579,295	1,102,138
Series 2019-131, Class IO	0.803	07-16-61	59,927,289	3,432,012
Series 2020-100, Class IO	0.788	05-16-62	70,756,685	4,093,975
Series 2020-108, Class IO	0.847	06-16-62	175,050,271	10,226,945
Series 2020-114, Class IO	0.799	09-16-62	162,499,878	8,522,940
Series 2020-118, Class IO	0.885	06-16-62	139,292,618	8,504,817
Series 2020-119, Class IO	0.607	08-16-62	68,753,808	3,096,754
Series 2020-120, Class IO	0.760	05-16-62	37,469,227	2,108,734
Series 2020-137, Class IO	0.800	09-16-62	236,094,985	14,037,098
Series 2020-150, Class IO	0.971	12-16-62	114,065,701	7,357,238
Series 2020-170, Class IO	0.836	11-16-62	156,594,852	9,775,481
Series 2020-92, Class IO	0.870	02-16-62	28,142,011	1,638,822
Series 2021-110, Class IO	0.876	11-16-63	92,668,135	6,037,459
Series 2021-163, Class IO	0.803	03-16-64	108,950,749	6,016,674
Series 2021-183, Class IO	0.870	01-16-63	84,613,232	5,446,418
Series 2021-3, Class IO	0.871	09-16-62	199,558,545	12,356,046
Series 2021-40, Class IO	0.823	02-16-63	52,527,855	3,098,881
Series 2022-150, Class IO	0.823	06-16-64	21,356,415	1,129,263
Series 2022-17, Class IO	0.802	06-16-64	130,586,805	6,884,354
Series 2022-181, Class IO	0.722	07-16-64	66,183,067	3,773,117
Series 2022-21, Class IO	0.801	10-16-63	55,279,097	3,342,274
Series 2022-53, Class IO	0.698	06-16-64	208,220,487	8,977,593
Series 2022-57, Class IO	0.756	09-16-63	159,146,124	7,418,708
Series 2023-177, Class IO	0.856	06-16-65	163,314,593	8,835,613
Series 2023-197, Class IO	1.245	09-16-65	50,005,066	3,959,611
Series 2023-30, Class IO	1.001	11-16-64	94,059,702	5,857,869
Series 2023-36, Class IO	0.935	10-16-64	150,702,473	8,565,929
Series 2023-62, Class IO	0.939	02-16-65	118,812,383	8,324,388
Series 2023-91, Class IO	0.876	04-16-65	138,323,889	8,945,807
Series 2024-193, Class IO	0.717	12-16-66	43,632,501	2,540,271
Series 2024-194, Class IO	0.961	08-16-67	86,238,033	5,959,928
Series 2025-126, Class IO	0.767	05-16-67	107,644,306	7,646,352
Series 2025-128, Class IO	0.926	09-16-67	207,093,370	15,738,226
Series 2025-3, Class IO	0.849	04-16-67	151,119,434	9,638,775
Series 2025-35, Class IO	0.762	09-16-66	48,469,381	2,581,213
Series 2025-73, Class IO	0.675	08-16-67	178,456,717	10,016,544
Series 2026-56, Class IO	0.855	11-16-68	127,322,087	9,226,166

Series 2026-94, Class IO	0.671	11-16-68	159,893,621	10,672,451
Asset-backed securities 5.7%				$1,486,972,588
(Cost $1,540,772,502)
Asset-backed securities 5.7%				1,486,972,588
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (B)	3.199	12-29-30	4,381,315	4,053,511
Aligned Data Centers Issuer LLC
Series 2026-1A, Class A2I (B)	5.909	06-15-56	14,635,000	14,522,632
AMSR Trust
Series 2023-SFR1, Class A (B)	4.000	04-17-40	10,075,000	9,901,001
Series 2025-SFR1, Class A (B)	3.655	06-17-42	8,517,000	8,026,467
Series 2025-SFR2, Class A (B)	4.275	11-17-42	12,696,000	12,226,814
Series 2026-SFR2, Class A (B)	3.810	09-17-43	15,834,000	14,713,765
Arby’s Funding LLC
Series 2020-1A, Class A2 (B)	3.237	07-30-50	32,700,720	32,628,239
Business Jet Securities LLC
Series 2026-1A, Class A (B)	5.464	06-15-41	10,015,600	9,940,157
24	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Canon Music Issuer Trust
Series 2026-1A, Class A (B)	5.521	05-01-76	11,431,000	$11,321,569
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (B)	1.690	07-15-60	23,827,655	18,277,253
Series 2021-1A, Class A1 (B)	1.530	03-15-61	28,642,112	21,618,264
CLI Funding IX LLC
Series 2025-1A, Class A (B)	5.350	06-20-50	16,014,144	15,967,986
CLI Funding VI LLC
Series 2020-1A, Class A (B)	2.080	09-18-45	19,960,383	18,705,230
CLI Funding VIII LLC
Series 2021-1A, Class A (B)	1.640	02-18-46	14,154,925	13,080,961
Series 2022-1A, Class A (B)	2.720	01-18-47	16,222,932	14,858,045
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 (B)	5.250	02-25-49	15,364,000	15,247,246
Series 2025-1A, Class A1 (B)	5.316	05-25-50	15,448,000	15,269,253
Compass Datacenters Issuer III LLC
Series 2025-2A, Class A2 (B)	5.835	02-25-50	8,477,000	8,465,092
Concord Music Royalties LLC
Series 2025-2A, Class A (B)	5.785	07-20-75	14,561,000	14,483,278
Consolidated Communications LLC
Series 2025-1A, Class A2 (B)	6.000	05-20-55	20,152,000	20,321,577
Series 2025-4A, Class A2 (B)	5.522	12-20-55	10,432,000	10,345,019
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5 (H)	8.100	08-15-25	62,662	59,897
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 (B)	4.300	04-20-48	26,278,000	25,742,791
Series 2024-2A, Class A2 (B)	4.500	05-20-49	25,041,000	24,060,342
DataBank Issuer LLC
Series 2026-1A, Class A2 (B)	5.811	02-25-56	16,587,000	16,398,121
DB Master Finance LLC
Series 2017-1A, Class A2II (B)	4.030	11-20-47	14,084,595	13,930,712
Series 2025-1A, Class A2I (B)	4.891	08-20-55	9,535,940	9,364,301
Series 2025-1A, Class A2II (B)	5.165	08-20-55	10,189,005	9,904,185
Series 2026-1A, Class A2I (B)	5.200	05-20-56	11,508,000	11,363,371
Series 2026-1A, Class A2II (B)	5.432	05-20-56	19,777,000	19,552,078
Domino’s Pizza Master Issuer LLC
Series 2021-1A, Class A2I (B)	2.662	04-25-51	24,023,668	22,804,430
Series 2025-1A, Class A2I (B)	4.930	07-25-55	11,033,000	10,861,218
Series 2025-1A, Class A2II (B)	5.217	07-25-55	12,818,000	12,540,262
Driven Brands Funding LLC
Series 2020-2A, Class A2 (B)	3.237	01-20-51	20,594,245	19,875,228
Series 2021-1A, Class A2 (B)	2.791	10-20-51	20,041,447	18,739,328
Series 2025-1A, Class A2 (B)	5.296	10-20-55	8,233,780	7,937,030
FirstLight Issuer LLC
Series 2026-1A, Class A2 (B)	5.873	06-20-56	16,973,000	16,782,930
Flexential Issuer LLC
Series 2025-1A, Class A2 (B)	6.030	10-25-60	10,590,000	10,419,216
GBX Leasing LLC
Series 2026-1A, Class A (B)	5.130	02-20-56	17,483,430	16,878,438
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (B)	3.208	01-22-29	3,992,583	3,878,199
Series 2021-1A, Class A2 (B)	2.773	04-20-29	10,682,892	10,189,289
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (B)	3.939	02-01-62	17,743,000	17,663,607
Hotwire Funding LLC
Series 2021-1, Class C (B)	4.459	11-20-51	6,580,000	6,565,367
Series 2024-1A, Class A2 (B)	5.893	06-20-54	7,437,000	7,490,131
Invitation Homes Trust
Series 2024-SFR1, Class A (B)	4.000	09-17-41	26,681,101	25,822,852
Iskandar Enterprise LLC
Series 2026-1A, Class A21 (B)	5.049	04-17-56	29,774,000	29,087,060
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	25

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Jersey Mike’s Funding LLC
Series 2024-1A, Class A2 (B)	5.636	02-15-55	21,258,270	$21,125,959
Series 2025-1A, Class A2 (B)	5.610	08-16-55	22,510,620	22,359,403
Series 2026-1A, Class A2I (B)	4.952	02-15-56	17,604,377	17,143,755
Jimmy John’s Funding LLC
Series 2026-1A, Class A2 (B)	5.685	04-30-56	26,144,000	25,882,487
Kinetic ABS Issuer LLC
Series 2026-1A, Class A2 (B)	5.219	02-25-56	9,658,000	9,439,950
Series 2026-2A, Class A2 (B)	5.834	06-25-58	18,878,000	18,720,322
Lyra Music Assets LP
Series 2025-1A, Class A2 (B)	5.604	09-20-65	18,586,392	18,615,900
MetroNet Infrastructure Issuer LLC
Series 2025-2A, Class A2 (B)	5.400	08-20-55	20,975,427	20,871,169
Series 2025-4A, Class A2 (B)	5.163	12-20-55	10,982,000	10,797,527
Series 2026-1A, Class A2 (B)	5.273	04-20-56	12,848,000	12,714,666
Navient Refinance Loan Trust
Series 2026-A, Class A (B)	4.500	01-18-56	20,141,109	19,748,502
Series 2026-B, Class A (B)	5.070	06-15-56	12,038,482	11,988,658
Navient Student Loan Trust
Series 2020-2A, Class A1A (B)	1.320	08-26-69	9,328,348	7,685,786
Neighborly Issuer LLC
Series 2021-1A, Class A2 (B)	3.584	04-30-51	24,819,403	23,839,710
Series 2022-1A, Class A2 (B)	3.695	01-30-52	17,747,720	16,780,656
New Economy Assets - Phase 1 Sponsor LLC
Series 2021-1, Class A1 (B)	1.910	10-20-61	39,514,000	30,215,862
Series 2021-1, Class B1 (B)	2.410	10-20-61	16,160,000	9,390,980
PK Alift Loan Funding 9 LP
Series 2026-2, Class A (B)	5.217	02-15-44	10,134,000	10,073,184
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A (B)	5.000	09-15-48	18,803,000	18,520,611
Sabey Data Center Issuer LLC
Series 2026-1, Class A2 (B)	5.482	01-20-51	15,415,000	14,910,586
Scalelogix ABS Issuer LLC
Series 2025-1A, Class A2 (B)	5.673	07-25-55	15,808,000	15,274,557
SERVPRO Master Issuer LLC
Series 2024-1A, Class A2 (B)	6.174	01-25-54	10,587,525	10,678,631
Sesac Finance LLC
Series 2025-1, Class A2 (B)	5.500	07-25-55	17,714,000	17,212,736
SMB Private Education Loan Trust
Series 2021-A, Class APT2 (B)	1.070	01-15-53	5,958,850	5,495,604
Series 2024-A, Class A1A (B)	5.240	03-15-56	21,254,696	21,169,965
Series 2024-E, Class A1A (B)	5.090	10-16-56	13,387,335	13,321,883
Sonic Capital LLC
Series 2021-1A, Class A2I (B)	2.190	08-20-51	21,905,299	20,455,275
Sprite, Ltd.
Series 2026-1, Class A (B)	5.227	03-15-41	14,253,853	13,906,752
Subway Funding LLC
Series 2024-1A, Class A2I (B)	6.028	07-30-54	11,714,348	11,736,736
Series 2024-1A, Class A2II (B)	6.268	07-30-54	10,908,698	10,896,829
Series 2024-3A, Class A23 (B)	5.914	07-30-54	27,526,703	26,243,025
Summit Issuer LLC
Series 2025-1A, Class A2 (B)	5.208	11-20-55	18,465,000	18,093,412
Switch ABS Issuer LLC
Series 2024-2A, Class A2 (B)	5.436	06-25-54	6,169,000	6,086,282
Series 2025-1A, Class A2 (B)	5.036	03-25-55	25,018,000	24,115,773
Series 2025-2A, Class A21 (B)	5.121	10-25-55	16,798,000	16,336,005
Taco Bell Funding LLC
Series 2025-1A, Class A2I (B)	4.821	08-25-55	20,119,000	19,634,772
Series 2025-1A, Class A2II (B)	5.049	08-25-55	16,573,000	16,065,409
TIF Funding II LLC
Series 2021-1A, Class A (B)	1.650	02-20-46	15,046,608	13,596,860
Trackside Rail LLC
Series 2026-2A, Class A (B)	5.690	08-21-56	11,447,000	11,435,182
26	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Triton Container Finance IX LLC
Series 2026-1A, Class A (B)	5.260	05-20-51	12,754,625	$12,524,785
Triton Container Finance VIII LLC
Series 2020-1A, Class A (B)	2.110	09-20-45	25,056,480	23,536,363
Series 2021-1A, Class A (B)	1.860	03-20-46	15,343,592	14,087,388
Uniti Fiber Issuer LLC
Series 2025-1A, Class A2 (B)	5.877	04-20-55	11,838,000	11,910,531
Series 2025-2A, Class A2 (B)	5.177	01-20-56	10,664,000	10,395,792
Vantage Data Centers LLC
Series 2020-2A, Class A2 (B)	1.992	09-15-45	17,311,000	16,674,442
VB-S1 Issuer LLC
Series 2026-1A, Class C2 (B)	4.693	03-15-56	11,951,000	11,557,172
Wendy’s Funding LLC
Series 2021-1A, Class A2I (B)	2.370	06-15-51	17,694,047	16,314,884
Willis Engine Structured Trust IX
Series 2025-B, Class A (B)	5.159	12-15-50	10,478,899	10,307,385
Willis Engine Structured Trust V
Series 2020-A, Class A (B)	3.228	03-15-45	5,667,632	5,499,451
Willis Engine Structured Trust VIII
Series 2025-A, Class A (B)	5.582	06-15-50	8,847,019	8,779,141
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (B)	3.238	07-30-51	20,162,800	19,255,446
Zayo Issuer LLC
Series 2025-1A, Class A2 (B)	5.648	03-20-55	21,747,000	21,664,705

	Shares	Value
Common stocks 0.0%		$642,063
(Cost $17,499,516)
Energy 0.0%		642,063
Oil, gas and consumable fuels 0.0%

Altera Infrastructure LP (I)(J)	75,183	642,063

Preferred securities 0.3%		$71,673,888
(Cost $76,752,750)
Communication services 0.1%		28,151,401
Interactive media and services 0.1%
Alphabet, Inc., Series A, 6.250%	189,915	9,203,281
Alphabet, Inc., Series B, 6.250%	189,915	9,115,920
Wireless telecommunication services 0.0%
Telephone & Data Systems, Inc., 6.625%	468,200	9,832,200
Utilities 0.2%		43,522,487
Electric utilities 0.2%
Duke Energy Corp., 7.750%	423,550	20,927,606
NextEra Energy, Inc., 7.375%	497,575	22,594,881

	Yield (%)	Shares	Value
Short-term investments 0.4%			$111,222,848
(Cost $111,213,097)
Short-term funds 0.4%			111,222,848
John Hancock Collateral Trust (K)	3.6571(L)	11,122,396	111,222,848

Total investments (Cost $27,071,117,952) 99.3%	$26,010,940,641
Other assets and liabilities, net 0.7%	188,661,183
Total net assets 100.0%	$26,199,601,824

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	27

Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IBOR	Interbank Offered Rate
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $7,281,437,851 or 27.8% of the fund’s net assets as of 8-31-26.
(C)	All or a portion of this security is on loan as of 8-31-26. The value of securities on loan amounted to $62,743,641.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(F)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	The security has matured but proceeds have not been received.
(I)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(J)	Non-income producing security.
(K)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $63,372,407.
(L)	The rate shown is the annualized seven-day yield as of 8-31-26.
28	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	463	Short	Dec 2026	$(50,285,280)	$(49,844,844)	$440,436
						$440,436
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	29

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts are typically valued based on the settlement price.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2026, by major security category or type:
	Total value at 8-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$11,157,819,742	—	$11,157,819,742	—
Foreign government obligations	42,198,410	—	42,198,410	—
Corporate bonds	11,235,988,446	—	11,235,988,446	—
Term loans	130,782,030	—	130,782,030	—
Collateralized mortgage obligations	1,773,640,626	—	1,773,640,626	—
Asset-backed securities	1,486,972,588	—	1,486,972,588	—
Common stocks	642,063	—	—	$642,063
Preferred securities	71,673,888	$71,673,888	—	—
Short-term investments	111,222,848	111,222,848	—	—
Total investments in securities	$26,010,940,641	$182,896,736	$25,827,401,842	$642,063
Derivatives:
Assets
Futures	$440,436	$440,436	—	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	11,122,396	$241,330,714	$1,288,883,117	$(1,418,971,866)	$(36,803)	$17,686	$1,544,360	—	$111,222,848
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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